Registration No. 33-15974

811-5242

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

TLIC VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THRIVENT LIFE INSURANCE COMPANY

(Name of Depositor)

625 Fourth Avenue South,

Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (920) 628-2347

Cynthia K. Mueller

Thrivent Life Insurance Company

4321 North Ballard Road

Appleton, WI 54919

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on April 30, 2014 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

TLIC VARIABLE ANNUITY ACCOUNT A

PROSPECTUS FOR FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY THRIVENT LIFE INSURANCE COMPANY

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Life Insurance Company (“Thrivent Life,” “we,” “us” or “our”). We are a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner (“you”) may continue to allocate net premiums among investment alternatives with different investment objectives.

We allocate net premiums based on your designation to one or more Subaccounts of TLIC Variable Annuity Account A (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc., (the “Fund”) which is an open-end management investment company (commonly known as a “mutual fund”). The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Growth and Income Plus Portfolio

Thrivent Balanced Income Plus Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Opportunity Income Plus Portfolio

Thrivent Partner Technology Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management Inc.)

Thrivent Natural Resources Portfolio

Thrivent Partner Emerging Markets Equity Portfolio

(subadvised by Aberdeen Asset Managers Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investments, L.P.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Managers Limited, DuPont Capital Management Corporation, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, and Principal Global Investors, LLC.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent High Yield Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (SAI) dated April 30, 2014. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed. The Table of Contents for the Statement of Additional Information may be found on Page 37 of this Prospectus. Definitions of special terms used in this Prospectus follows the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing and should be read and kept for future reference.

The date of this Prospectus is April 30, 2014.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.

Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Commencement Date. The date when Annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.

Contract. The individual flexible premium variable annuity Contract offered by Thrivent Life and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.

Fixed Account. The Fixed Account is the general account of Thrivent Life, which consists of all assets of Thrivent Life other than those allocated to a separate account of Thrivent Life. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by Thrivent Life at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Life.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.

Portfolio. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. Subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. TLIC Variable Annuity Account A, which is a separate account of Thrivent Life. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

FEE AND EXPENSE TABLEs

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Fee		$30[2]
Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or Annuity Unit Value)

	Current[3]	Maximum

Mortality & Expense Risk Charge	1.10%	1.25%

Total Subaccount Annual Expenses	1.10%	1.25%

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2013, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Portfolio Operating Expenses[4]
	Minimum	Maximum
(Expenses that are deducted from Fund assets, including management fees, and other expenses):	0.40%	1.54%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Example

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$726	$918	$1,109	$1,955
Maximum Portfolio Expenses:	$834	$1,249	$1,675	$3,119
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$726	$918	$1,109	$1,955
Maximum Portfolio Expenses:	$834	$1,249	$1,675	$3,119
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$168	$520	$897	$1,955
Maximum Portfolio Expenses:	$282	$865	$1,474	$3,119

For more information, see Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract’s Accumulated Value.

3 The current charge for the mortality and expense risk charge is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions—Mortality and Expense Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.23% to 1.40%. The reimbursements may be discontinued at any time.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

Allocation of Premiums. You may allocate premiums under the Contract to one or more Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us and will never be less than an effective rate of 4% per year.

Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions at the end of the Valuation Period in which we receive the premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.

Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year; although, we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.

Exchange Program

From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.

SUMMARY

Federal Tax Status

For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT LIFE AND THE VARIABLE ACCOUNT

Thrivent Life

We were organized in 1982 as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are a wholly-owned subsidiary of Thrivent Financial, which is a fraternal benefit society licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Minnesota Department of Commerce as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account established in 1988. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Fund. Note that the italicized Portfolios below are “fund of funds,” which are comprised of investments in other Portfolios within the Fund. The subaccounts marked below with asterisks and the Fixed Account are not available when receiving annuity payments under the Contract. The Subaccounts and corresponding Portfolios are:

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount*	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation* Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount*	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation* Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Subaccount*	Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Technology Subaccount	Thrivent Partner Technology Portfolio
Thrivent Partner Healthcare Subaccount*	Thrivent Partner Healthcare Portfolio
Thrivent Natural Resources Subaccount*	Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Equity Subaccount*	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount*	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount*	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below. There is no assurance that any Portfolio will achieve it’s stated objective. For example, during extended periods of low interest rates, the yields of a money market Subaccount may become extremely low and possibly negative.

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Growth and Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Income Plus Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation.

Thrivent Opportunity Income Plus Portfolio. To seek a combination of current income and long-term capital appreciation.

Thrivent Partner Technology Portfolio. To seek long-term growth of capital.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Equity Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth.

Thrivent Partner Small Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Small Cap Stock Portfolio. To seek long- term capital growth.

Thrivent Small Cap Index Portfolio. To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Mid Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index*.

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

INVESTMENT OPTIONS

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index.

Thrivent High Yield Portfolio. To achieve a higher level of income, while also considering growth of capital as a secondary objective.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Contract, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations are contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, other insurance company separate accounts of Thrivent Financial and ours, and to retirement plans that are sponsored by Thrivent Financial. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Financial and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance Contract Owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws.

♦	Changes in Federal income tax law.

♦	Changes in the investment management of the Fund.

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

Thrivent Financial acts as investment adviser for the Portfolios of the Fund and is a registered investment adviser under the Investment Advisers Act of 1940. Thrivent Financial and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent Partner Technology Portfolio
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Portfolio
Turner Investments L.P.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Managers Limited, DuPont Capital Management Corporation, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC	Thrivent Partner Worldwide Allocation Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio

Thrivent Financial, as investment advisor, pays each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

INVESTMENT OPTIONS

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 4% per year.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

RISKS

This annuity has some risks which may include the following:

♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;

♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1/2;

♦

If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

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Allocation of Premium

We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. We reserve the right to limit the number of allocations to subaccounts.

The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if we receive proper authorization from you, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Exchange Program

From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.

Accumulated Value of Your Contract

On or before the Annuity Commencement Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.

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We credit your Contract with Accumulation Units in a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;

♦	You make a surrender from that Subaccount; or

♦	We deduct all or part of the administrative charge from that Subaccount.

Accumulation Unit Value. A Subaccount’s Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:

(a)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(b)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:

(a)	Is the sum of:

(i)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(ii)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.

(iii)	A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

(b)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(c)	Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.

Minimum Accumulated Value

We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(1)	At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1,000 after all Contract charges have been applied.

(2)	If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract’s administrative charge.

If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will

THE CONTRACT

pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.

Death Benefit Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit.

The amount of the death benefit will be the greatest of:

♦	The Accumulated Value on the date we calculate the Death Benefit;

♦	The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and

♦

The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date.

The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Surrender charges do not apply to death proceeds.

If the beneficiary requests a single sum payment, we will pay the death proceeds within seven days after the date we calculate them. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:

(1)	The principal and interest are completely distributed within five years after the date of death; or

(2)	If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

THE CONTRACT

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Annuity Commencement Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender

On or before the Annuity Commencement Date, you may surrender all or part of your Contract’s Accumulated Value by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charges).

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.

A partial surrender must be at least $200, unless it is being used to pay a premium or loan on another Thrivent product, and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes. You may make partial surrenders by telephone if we receive proper authorization from you. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for

THE CONTRACT

surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for a:

♦	Surrender of a value of $100,000 or more;

♦	Request to send proceeds to an address other than the one listed on the account;

♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;

♦	Request to make redemption proceeds payable to someone other than the current owner;

♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and

♦	Certain other transactions as determined by us.

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

Transfers

On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	By telephone if we receive proper authorization from you.

We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are

THE CONTRACT

sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

♦	The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.

♦

We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.

♦	In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.

After the Annuity Commencement Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts:

(1)	By giving us Written Notice, or

(2)	By telephone, if we receive proper authorization from you.

Frequent Trading Policies

Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.

We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.

As described in other sections, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee Tables.

We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.

THE CONTRACT

Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.

Dollar Cost Averaging

You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the other Subaccounts except the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of any month) and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone and Online Transactions

You may perform certain transactions online or over the telephone if we receive proper authorization from you.

We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. We disclaim any liability for losses resulting from such transactions by not having been properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, we may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.

Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.

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Timely Processing

We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Thrivent Life.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner’s rights under the Contract.

The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a

CHARGES AND DEDUCTIONS

percentage of the amount which you surrender, subject to certain exceptions noted below.

Surrender Charges

Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%

After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

♦

Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.

♦	Surrenders Paid Under Certain Settlement Options. For surrenders which you make after Contract Year 3, there is no surrender charge applied to amounts which you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦	Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess (see Sufficiency of Charges below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge

Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your Contract is issued) to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed

CHARGES AND DEDUCTIONS

Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% of the average daily net assets of each Subaccount in the Variable Account during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.

Premium Taxes

We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Annuity Commencement Date.

Other Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Commencement Date

The Annuity Commencement Date is the date on which we begin paying you your Contract’s annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us notice in writing or by telephone before the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued. At the Annuity Commencement Date stated in your Contract, we may, at our discretion, allow you to extend the Annuity Commencement Date.

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Commencement Date. After the Annuity Commencement Date, amounts payable, if any, depend on the terms of the Settlement option.

Annuity Proceeds

The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract’s Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply. Premium taxes will also be deducted if they apply. See Charges and Deductions—Premium Taxes.

We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.

We reserve the right to limit the number of allocations to subaccounts.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years or other guaranteed period agreed to by us.

In addition to these options, proceeds may be paid under any other settlement option agreeable to us.

Partial Annuitization

Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period, or any other option agreeable to Us. If this requirement is met,

ANNUITY PROVISIONS

the settlement option and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. Your after-tax premiums in your contract will be allocated pro-rata between the settlement option and the portion that remains deferred.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (a) x (b) x (c) where:

(a)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(b)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See The Contract—Subaccount Valuation—Net Investment Factor described earlier in this Prospectus.

(c)	Is a discount factor equivalent to an assumed investment earnings rate of 3.5% per year.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract.

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets. Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center, in proper form unless received (1) after the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a

GENERAL PROVISIONS

date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.

Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:

♦	Contracts used in an employer sponsored retirement plan;

♦	Contracts issued in Massachusetts (beginning January 1, 2009); and

♦	Contracts issued in Montana (beginning October 1, 1985).

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the

FEDERAL TAX STATUS

Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment

In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners or the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals

As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is

FEDERAL TAX STATUS

received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Beginning in 2013, income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

FEDERAL TAX STATUS

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity Contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time another deferred annuity annuity issued by us, the IRS may treat the two Contracts as one Contract. Similarly, if a person transfers part of his or her interest in one annuity Contract to purchase another annuity Contract, the IRS might treat the two Contracts as one Contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one Contract for purposes of determining the amount of any full or

FEDERAL TAX STATUS

partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity Contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity Contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two Contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity Contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the Contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be moved directly to a Roth IRA. This movement is called a “qualified rollover contribution.”

FEDERAL TAX STATUS

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contracts—Surrender (Redemption)” unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that it is permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the

VOTING RIGHTS

voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract

Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for Investment Mgt. are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of our and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Life. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Life in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial (Thrivent Life is a wholly-owned subsidiary of Thrivent Financial) or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of Thrivent Financial

SALES AND OTHER AGREEMENTS

(Thrivent Life does not currently sell any new insurance or annuity products). It is more profitable for us and our affiliates if members purchase product issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 0.25% to .50% of premiums paid into the Contract. Commission rates are based upon the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative also may receive asset-based compensation ranging from 0% to 0.30% of the account value, if eligible.

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these Contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and

♦	providing services to Contract Owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Life nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

FINANCIAL STATEMENTS

Financial statements of the Variable Account and Thrivent Life are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Administration of the Contracts
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about TLIC Variable Annuity Account A are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.

TLIC VARIABLE ANNUITY ACCOUNT A

1933 Act Registration No. 33-15974

1940 Act Registration No. 811-5242

Please send me the Statement of Additional Information (SAI) for the: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (TLIC VARIABLE ANNUITY ACCOUNT A)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.

Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.59	$12.24	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36	$10.00	$—
value at end of period	$17.08	$13.59	$12.24	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36	$—
number outstanding at end of period (000 omitted)	2,542	2,637	3,008	3,286	3,449	3,534	3,381	2,795	830	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.74	$12.31	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13	$10.00	$—
value at end of period	$16.49	$13.74	$12.31	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13	$—
number outstanding at end of period (000 omitted)	10,676	11,206	12,079	12,556	13,344	13,475	13,482	9,260	2,550	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.87	$12.55	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92	$10.00	$—
value at end of period	$15.79	$13.87	$12.55	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92	$—
number outstanding at end of period (000 omitted)	16,834	17,800	19,355	19,981	20,408	20,661	20,599	14,203	3,625	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.58	$12.53	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66	$10.00	$—
value at end of period	$14.65	$13.58	$12.53	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66	$—
number outstanding at end of period (000 omitted)	7,053	7,691	8,206	8,427	8,566	8,589	8,376	5,352	1,432	—

Thrivent Partner Technology Subaccount (April 30, 2002)[1]
Accumulation unit:
value at beginning of period	$13.09	$10.93	$12.68	$10.26	$6.62	$12.96	$11.80	$11.55	$11.26	$10.86
value at end of period	$16.70	$13.09	$10.93	$12.68	$10.26	$6.62	$12.96	$11.80	11.55	$11.26
number outstanding at end of period (000 omitted)	138	144	147	182	194	190	249	232	283	352

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$13.59	$11.38	$11.96	$10.88	$8.89	$10.00	$—	$—	$—	$—
value at end of period	$17.62	$13.59	$11.38	$11.96	$10.88	$8.89	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	196	137	129	146	124	94	—	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$7.68	$8.02	$9.30	$8.09	$5.69	$10.00	$—	$—	$—	$—
value at end of period	$8.32	$7.68	$8.02	$9.30	$8.09	$5.69	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	239	250	315	264	276	165	—	—	—	—

1 Formerly known as Thrivent Technology Subaccount.

2 Formerly known as Thrivent Partner Natural Resources Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$13.39	$10.75	$12.19	$9.68	$5.60	$10.00	$—	$—	$—	$—
value at end of period	$12.27	$13.39	$10.75	$12.19	$9.68	$5.60	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	221	218	235	264	172	61	—	—	—	—

Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91
value at end of period	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26
number outstanding at end of period (000 omitted)	327	363	416	503	587	740	946	1,360	1,584	1,405

Thrivent Partner Small Cap Growth Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$14.67	$13.28	$13.97	$10.96	$8.22	$14.64	$13.64	$12.25	$11.92	$10.82
value at end of period	$20.55	$14.67	$13.28	$13.97	$10.96	$8.22	$14.64	$13.64	$12.25	$11.92
number outstanding at end of period (000 omitted)	183	208	264	277	299	341	489	558	698	830

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$25.80	$22.81	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05
value at end of period	$34.89	$25.80	$22.81	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99
number outstanding at end of period (000 omitted)	230	227	278	335	368	407	530	636	695	664

Thrivent Small Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$14.87	$13.74	$14.68	$11.86	$9.96	$16.12	$15.36	$13.77	$12.79	$10.69
value at end of period	$19.99	$14.87	$13.74	$14.68	$11.86	$9.96	$16.12	$15.36	$13.77	$12.79
number outstanding at end of period (000 omitted)	318	353	437	555	647	735	900	1,097	1,055	728

Thrivent Small Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$18.06	$15.75	$15.83	$12.72	$10.26	$15.05	$15.30	$13.48	$12.70	$10.52
value at end of period	$25.15	$18.06	$15.75	$15.83	$12.72	$10.26	$15.05	$15.30	$13.48	$12.70
number outstanding at end of period (000 omitted)	308	310	372	440	520	612	859	1,110	1,406	1,357

Thrivent Mid Cap Growth Subaccount (January 30, 1998)
Accumulation unit:
value at beginning of period	$25.47	$22.95	$24.53	$19.21	$12.87	$22.10	$18.63	$17.34	$15.76	$14.31
value at end of period	$32.86	$25.47	$22.95	$24.53	$19.21	$12.87	$22.10	$18.63	$17.34	$15.76
number outstanding at end of period (000 omitted)	2,215	2,521	2,901	3,411	3,932	4,582	5,707	7,339	10,004	12,665

1 Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.04	$12.86	$13.88	$11.25	$8.60	$13.38	$13.12	$11.46	$10.00	$—
value at end of period	$19.74	$15.04	$12.86	$13.88	$11.25	$8.60	$13.38	$13.12	$11.46	$—
number outstanding at end of period (000 omitted)	140	123	155	194	199	221	291	165	75	—

Thrivent Mid Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$17.35	$15.35	$16.56	$13.33	$9.69	$16.54	$15.82	$14.11	$12.25	$10.57
value at end of period	$23.26	$17.35	$15.35	$16.56	$13.33	$9.69	$16.54	$15.82	$14.11	$12.25
number outstanding at end of period (000 omitted)	386	417	501	644	760	901	1,211	1,437	1,205	577

Thrivent Mid Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$18.69	$16.10	$16.65	$13.37	$9.89	$15.69	$14.74	$13.57	$12.22	$10.67
value at end of period	$24.57	$18.69	$16.10	$16.65	$13.37	$9.89	$15.69	$14.74	$13.57	$12.22
number outstanding at end of period (000 omitted)	317	330	356	463	544	647	904	1,116	1,416	1,331

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.01	$7.68	$8.83	$7.87	$6.05	$10.00	$—	$—	$—	$—
value at end of period	$10.37	$9.01	$7.68	$8.83	$7.87	$6.05	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	4,019	4,444	525	626	525	244	—	—	—	—

Thrivent Partner All Cap Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$12.11	$10.67	$11.33	$9.85	$7.75	$13.73	$11.53	$10.10	$8.63	$7.67
value at end of period	$15.91	$12.11	$10.67	$11.33	$9.85	$7.75	$13.73	$11.53	$10.10	$8.63
number outstanding at end of period (000 omitted)	458	509	604	721	876	1,053	1,428	1,548	1,590	1,515

Thrivent Large Cap Growth Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$61.42	$52.11	$55.62	$50.79	$36.32	$63.31	$54.83	$51.94	$49.07	$46.08
value at end of period	$82.71	$61.42	$52.11	$55.62	$50.79	$36.32	$63.31	$54.83	$51.94	$49.07
number outstanding at end of period (000 omitted)	3,559	3,968	4,547	5,319	6,261	7,363	9,084	11,769	15,648	19,203

Thrivent Partner Growth Stock Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$14.78	$12.60	$12.93	$11.21	$7.92	$13.83	$12.80	$11.43	$10.87	$10.00
value at end of period	$20.30	$14.78	$12.60	$12.93	$11.21	$7.92	$13.83	$12.80	$11.43	$10.87
number outstanding at end of period (000 omitted)	381	421	466	603	708	923	1,304	1,530	1,967	2,138

Thrivent Large Cap Value Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$13.64	$11.73	$12.24	$10.99	$9.17	$14.12	$13.64	$11.61	$10.97	$9.72
value at end of period	$17.78	$13.64	$11.73	$12.24	$10.99	$9.17	$14.12	$13.64	$11.61	$10.97
number outstanding at end of period (000 omitted)	1,645	1,773	2,178	2,685	3,186	3,881	5,116	6,185	7,245	6,911

Thrivent Large Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$11.73	$10.32	$10.94	$9.98	$7.91	$12.83	$12.06	$10.89	$10.46	$9.74
value at end of period	$15.04	$11.73	$10.32	$10.94	$9.98	$7.91	$12.83	$12.06	$10.89	$10.46
number outstanding at end of period (000 omitted)	869	857	1,051	1,332	1,650	2,056	2,728	3,397	7,245	3,439

Thrivent Large Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$14.16	$12.39	$12.32	$10.86	$8.70	$13.99	$13.45	$11.79	$11.38	$10.41
value at end of period	$18.46	$14.16	$12.39	$12.32	$10.86	$8.70	$13.99	$13.45	$11.79	$11.38
number outstanding at end of period (000 omitted)	676	716	776	943	1,136	1,415	1,898	2,274	2,932	2,700

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$10.01	$8.95	$9.27	$8.07	$6.99	$10.00	$—	$—	$—	$—
value at end of period	$12.01	$10.01	$8.95	$9.27	$8.07	$6.99	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	331	207	205	107	40	41	—	—	—	—

Thrivent Balanced Income Plus Subaccount (April 30, 2002)[2]
Accumulation unit:
value at beginning of period	$15.32	$13.78	$13.37	$11.93	$9.91	$13.55	$12.99	$11.79	$11.47	$10.73
value at end of period	$17.87	$15.32	$13.78	$13.37	$11.93	$9.91	$13.55	$12.99	$11.79	$11.47
number outstanding at end of period (000 omitted)	399	379	405	479	581	762	1,008	1,232	1,650	1,792

Thrivent High Yield Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$46.61	$40.52	$39.13	$34.53	$24.33	$31.16	$30.66	$28.11	$27.32	$25.08
value at end of period	$49.28	$46.61	$40.52	$39.13	$34.53	$24.33	$31.16	$30.66	$28.11	$27.32
number outstanding at end of period (000 omitted)	2,296	2,597	2,924	3,421	4,068	4,746	5,921	7,578	9,954	12,332

Thrivent Diversified Income Plus Subaccount (April 30, 2002)[3]
Accumulation unit:
value at beginning of period	$19.45	$17.18	$16.98	$14.81	$11.26	$14.83	$15.14	$13.40	$13.08	$12.25
value at end of period	$21.39	$19.45	$17.18	$16.98	$14.81	$11.26	$14.83	$15.14	$13.40	$13.08
number outstanding at end of period (000 omitted)	785	677	496	519	529	609	959	637	471	626

Thrivent Income Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$42.87	$39.05	$37.27	$33.78	$28.15	$31.93	$31.10	$29.83	$29.48	$28.46
value at end of period	$42.37	$42.87	$39.05	$37.27	$33.78	$28.15	$31.93	$31.10	$29.83	$29.48
number outstanding at end of period (000 omitted)	2,309	2,668	3,099	3,705	4,394	5,279	6,664	8,259	10,913	13,495

Thrivent Bond Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$15.49	$14.92	$13.94	$12.90	$12.02	$12.26	$11.73	$11.40	$11.28	$10.98
value at end of period	$14.94	$15.49	$14.92	$13.94	$12.90	$12.02	$12.26	$11.73	$11.40	$11.28
number outstanding at end of period (000 omitted)	420	506	505	596	683	764	946	1,070	1,346	1,521

Thrivent Limited Maturity Bond Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$12.98	$12.58	$12.61	$12.11	$10.74	$11.60	$11.28	$10.91	$10.82	$10.74
value at end of period	$12.90	$12.98	$12.58	$12.61	$12.11	$10.74	$11.60	$11.28	$10.91	$10.82
number outstanding at end of period (000 omitted)	1,011	1,188	1,355	1,659	1,934	2,295	2,995	3,622	4,574	5,105

Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[4]
Accumulation unit:
value at beginning of period	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11
value at end of period	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40
number outstanding at end of period (000 omitted)	120	147	146	173	213	253	329	409	521	526

Thrivent Money Market Subaccount (February 18, 1988)
Accumulation unit:
value at beginning of period	$1.94	$1.96	$1.98	$2.00	$2.02	$1.98	$1.91	$1.84	$1.81	$1.81
value at end of period	$1.92	$1.94	$1.96	$1.98	$2.00	$2.02	$1.98	$1.91	$1.84	$1.81
number outstanding at end of period (000 omitted)	5,426	5,848	7,555	8,671	13,593	24,030	22,193	19,629	17,415	22,542

1 Formerly known as Thrivent Equity Income Plus Subaccount.

2 Formerly known as Thrivent Balance Subaccount.

3 Formerly known as Thrivent High Yield Subaccount II.

4 Formerly known as Thrivent Mortgage Securities Subaccount.

TLIC VARIABLE ANNUITY ACCOUNT A

Statement of Additional Information

Dated April 30, 2014

For

Flexible Premium Deferred Variable Annuity Contract

Issued By

THRIVENT LIFE INSURANCE COMPANY

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2014 (the “Prospectus”) describing a flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Life Insurance Company (“Thrivent Life”). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract was issued by Thrivent Life, a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Thrivent Life began operating by its current name on or about June 13, 2003. Prior to that date, Thrivent Life did business as Lutheran Brotherhood Variable Insurance Products Company. The Contract may have been sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Life and/or to the Fixed Account (which is the general account of Thrivent Life, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompany the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Life.

SERVICES

Service Agreements and Other Services Providers

Assurance and audit services are provided by Ernst & Young LLP, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

Thrivent Life and Thrivent Financial have entered into a Master Services Agreement whereby Thrivent Financial provides Thrivent Life with services relating to the keeping, preparing and filing of accounts, books, records and other documents required under federal or state law to the daily administration of the accounts, books and records. The services provided include among other things, operations, communications, legal, human resources, investment, distribution, financial, corporate services, product development and marketing. There is no custodian. The basis of the compensation is determined using a cost allocation systems agreed upon by the companies. Fees paid by Thrivent Life to Thrivent Financial for all variable life insurance and variable annuity contracts issued by Thrivent Life for such services for the last three fiscal years are shown below.

2011	2012	2013
$7,500,400	$7,018,562	$9,752,746

ADMINISTRATION OF THE CONTRACTS

Thrivent Financial performs certain investment and administrative duties for Thrivent Life pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by Thrivent Life. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, Thrivent Life pays Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through Thrivent Life’s use of Thrivent Financial’s personnel and facilities.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and

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acts as principal underwriter and distributor of the Contracts pursuant to a principal underwriting and servicing agreement to which Thrivent Investment Mgt. and Thrivent Life, on behalf of itself and the separate account, are parties. The Contract is no longer sold but we continue to take premium payments.

From time to time, Thrivent Life may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by Thrivent Financial in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

The offering of the contracts is continuous.

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgt. retained $0.

2013	2012	2011
$1,243,458	$1,910,955	$1,970,147

STANDARD AND POOR’S DISCLAIMER

The contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the contract or the timing of the issuance or sale of the contracts or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The statutory-basis statements of assets, liabilities and surplus of Thrivent Life as of December 31, 2013 and 2012, as well as the related statutory-basis statements of operations, surplus and cash flows for each of the three years in the period ended December 31, 2013, and for 2013 and 2012 the related financial statement schedules appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

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The financial statements of TLIC Variable Annuity Account A as of December 31, 2013 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Life included in this Statement of Additional Information and Registration Statement should be considered as bearing only upon the ability of Thrivent Life Insurance Company to meet its obligations under the Contracts. The value of the interests of Contract Owners, Annuitants and Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account.

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Report of Independent Auditors

The Board of Directors

Thrivent Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Thrivent Life Insurance Company, which comprise the statutory-basis statements of assets, liabilities, and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, surplus, and cash flow for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of the State of Minnesota, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 10.

Adverse Opinion on U.S. Generally Accepted Accounting Principals

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Thrivent Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Report of Independent Auditors, continued

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Thrivent Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce.

Minneapolis, Minnesota

February 18, 2014

Thrivent Life Insurance Company

Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus

As of December 31, 2013 and 2012

(in thousands)

	2013	2012
Admitted Assets
Bonds	$1,721,563	$1,627,932
Stocks	400	400
Cash, cash equivalents and short-term investments	42,719	95,087
Contract loans	12,105	11,827
Receivables for securities	25	75
Investment in securities lending trust	9,899	10,821
Limited partnership	4,353	3,622
Other invested assets	1,998	1,998

Total cash and invested assets	1,793,062	1,751,762

Accrued investment income	16,015	15,680
Other assets	8,748	10,642
Assets held in separate accounts	1,650,386	1,505,703

Total Admitted Assets	$3,468,211	$3,283,787

Liabilities
Aggregate reserves for life and annuity contracts	$1,497,970	$1,390,369
Deposit liabilities	113,216	113,742
Contract claims	11,440	8,122
Interest maintenance reserve	9,199	11,843
Transfers due (from) to separate account	(5,050)	213
Asset valuation reserve	16,371	13,853
Payable for securities	—	57,217
Securities lending obligation	9,899	10,821
Other liabilities	2,173	4,084
Liabilities related to separate accounts	1,650,386	1,505,703

Total Liabilities	3,305,604	3,115,967

Capital and Surplus
Common stock	5,000	5,000
Gross paid-in and contributed surplus	90,800	90,800
Unassigned funds	66,807	72,020

Total Capital and Surplus	162,607	167,820

Total Liabilities and Capital and Surplus	$3,468,211	$3,283,787

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company

Statutory-Basis Statements of Operations

For the Years Ended December 31, 2013, 2012 and 2011

(in thousands)

	2013	2012	2011
Revenues
Premiums	$147,853	$145,743	$142,213
Considerations for supplementary contracts with life contingencies	7,507	14,089	18,079
Net investment income	86,322	85,993	81,614
Separate account fees	23,566	23,417	24,338
Amortization of interest maintenance reserve	2,587	3,052	2,602
Other revenues	1	8	11

Total Revenues	267,836	272,302	268,857

Benefits and Expenses
Death benefits	5,664	5,266	5,319
Surrender and other benefits	224,324	254,285	262,227
Change in reserves	107,600	118,963	114,477

Total benefits	337,588	378,514	382,023

Commissions	2,488	2,740	2,763
General insurance expenses	10,557	12,213	13,671
Transfers from separate accounts, net	(116,179)	(158,655)	(164,708)

Total expenses and net transfers	(103,134)	(143,702)	(148,274)

Total Benefits and Expenses	234,454	234,812	233,749

Gain from Operations Before Federal Income Taxes and Capital Losses	33,382	37,490	35,108
Federal income tax expense	9,387	10,418	12,186

Gain from Operations before Capital Losses	23,995	27,072	22,922
Realized capital gains (losses), net	1,213	(1,042)	(1,581)

Net Income	$25,208	$26,030	$21,341

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company

Statutory-Basis Statements of Capital and Surplus

For the Years Ended December 31, 2013, 2012 and 2011

(in thousands)

	2013	2012	2011
Capital and Surplus, Beginning of Year	$167,820	$169,457	$172,013
Net income	25,208	26,030	21,341
Change in unrealized investment gains and losses	731	171	1,233
Change in non-admitted assets	(28)	537	(680)
Change in asset valuation reserve	(2,518)	(5,298)	(2,229)
Change in deferred income taxes	(1,606)	(177)	1,379
Dividends to shareholder	(27,000)	(22,900)	(23,600)

Capital and Surplus, End of Year	$162,607	$167,820	$169,457

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company

Statutory-Basis Statements of Cash Flow

For the Years Ended December 31, 2013, 2012 and 2011

(in thousands)

	2013	2012	2011
Cash from Operations
Premiums	$155,361	$159,832	$160,289
Net investment income	88,827	89,034	84,688
Other revenues	23,567	23,425	24,349

	267,755	272,291	269,326
Benefit- and loss-related payments	(223,326)	(255,536)	(264,762)
Transfers from separate account, net	110,916	159,085	166,654
Commissions and expenses	(13,092)	(14,935)	(16,422)
Federal income taxes paid	(8,559)	(13,090)	(11,802)

Net Cash from Operations	133,694	147,815	142,994

Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	326,503	315,898	288,982
Stocks	—	—	1,538
Other invested assets	—	—	30,214

Total proceeds from investments sold, matured or repaid	326,503	315,898	320,734
Cost of investments acquired:
Bonds	(480,503)	(426,927)	(389,610)
Stocks	—	—	(2,134)
Investment in securities lending trust	922	(4,716)	—

Total cost of investments acquired	(479,581)	(431,643)	(391,744)
Change in contract loans	(278)	(49)	408
Transactions under mortgage dollar roll program, net	57,217	(26,692)	(30,525)
Change in net amounts due to/from broker	(57,167)	(8,895)	66,115
Change in securities lending obligation	(922)	4,716	(30,214)

Net Cash from Investments	(154,228)	(146,665)	(65,226)

Cash from Financing and Miscellaneous Sources
Net (payments) deposits on deposit-type contracts	(3,870)	12,132	11,438
Dividend to shareholder	(27,000)	(22,900)	(23,600)
Other	(964)	1,224	637

Net Cash from Financing and Miscellaneous Sources	(31,834)	(9,544)	(11,525)

Net Change in Cash, Cash Equivalents and Short-Term Investments	(52,368)	(8,394)	66,243
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	95,087	103,481	37,238

Cash, Cash Equivalents and Short-Term Investments, End of Year	$42,719	$95,087	$103,481

The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements

For the Years Ended December 31, 2013, 2012 and 2011

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Life Insurance Company (“the Company”) is a wholly owned subsidiary of Thrivent Financial Holdings, Inc. (“Holdings”), which is a wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”). The Company, together with Thrivent Financial, a fraternal benefit society, provides financial products and services to its members through a network of career financial representatives. Products include variable life insurance and variable annuities. The Company is licensed to sell business in 41 states throughout the United States, but has not issued any new contracts since 2003.

Significant Accounting Policies

The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed or permitted by the State of Minnesota Department of Commerce.

Use of Estimates

The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments and reserves for life and annuity contracts. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:

Investments

Bonds:  Bonds, excluding loan-backed and structured securities, are generally carried at amortized cost. Discounts or premiums on bonds are amortized over the term of the securities using the effective interest method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the retrospective adjustment method, adjusted to reflect anticipated pre-payment patterns. Pre-payment assumptions are consistent with current interest rates.

The Company uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby the Company sells an MBS and subsequently enters into a commitment to purchase another security at a later date. The Company’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. The Company had $0 and $57,217,000 in the mortgage dollar roll program as of December 31, 2013 and 2012, respectively. These investments are included in bonds on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.

Stocks:  Preferred stocks are generally carried at cost.

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Cash, cash equivalents and short-term investments:  Cash and cash equivalents are carried at amortized cost. Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are carried at fair value.

Investment in securities lending trust:  The Company invests in a securities lending trust as part of a securities lending program. The securities lending trust is carried at fair value.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Limited partnership:  Limited partnership represents the Company’s investment in Thrivent Asset Management, LLC (“Asset Mgt.”), which is valued based on its audited equity basis.

Other invested assets:  Other invested assets include investments in money market funds, which are carried at fair value, and investments in surplus notes, which are carried at amortized cost.

Securities lending:  Securities loaned under the Company’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. The Company generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in an affiliated money market mutual fund included in investment in securities lending trust on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily and additional collateral is obtained as necessary. The Company requires a minimum level of collateral to be held for loaned securities.

Offsetting assets and liabilities:  The Company presents securities lending agreements on a gross basis in the statutory-basis financial statements.

Unrealized investment gains and losses:  Unrealized investment gains and losses on unaffiliated stocks are accounted for as a direct increase or decrease of surplus.

Realized capital gains and losses:  Realized capital gains and losses on sales of securities are determined using an average cost method. The Company periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is other-than-temporary. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, the Company’s ability to collect all amounts due according to the contractual terms of the debt security, and the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.

The potential need to sell securities in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, the Company has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are generally written down, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. Realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.

Interest maintenance reserve (“IMR”):  The Company is required to maintain an interest maintenance reserve. The IMR is used to defer realized capital gains and losses, net of income taxes, on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable. All financial instruments are valued on a recurring basis.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts and for which the contractholder, rather than the Company, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life and Annuity Contracts.

Aggregate Reserves for Life and Annuity Contracts

Contract reserves are based on statutory mortality and interest requirements and are designed to be sufficient to provide for all contractual benefits. Variable life insurance reserves for contracts issued prior to January 31, 1993, are equal to full account value. Reserves for all other variable life contracts are determined according to the Commissioner’s Reserve Valuation Method using interest rates of 4% to 5%. Variable annuity reserves for contracts issued prior to January 1, 1992, are equal to full account value. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits. Reserves for supplemental benefits, minimum death benefit guarantees, and other fixed benefits are maintained in the general account and are determined using statutory mortality/morbidity bases and interest rates predominantly ranging from 2.5% to 4.0%. The Company waives deduction of deferred fractional premiums upon death of insureds and returns any portion of the final premium related to coverage beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Deposit Liabilities

Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject the Company to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.

Contract Claims Liabilities

Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims, based on past experience.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Asset Valuation Reserve (“AVR”)

The Company is required to maintain an asset valuation reserve, which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Capital and Surplus.

Premiums

Traditional life insurance premiums are recognized as revenue when due. Universal life and annuity premiums are recognized when received.

Income Taxes

The Company files a consolidated federal income tax return with Holdings. The federal income taxes are recognized on a separate-return basis, in accordance with a tax-sharing agreement with Holdings, whereby the federal income tax provision is based on amounts estimated to be currently payable and on deferred income taxes resulting from temporary differences between statutory-basis financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Subsequent Events

The Company evaluated events or transactions that may have occurred after the Statutory-Basis Statement of Assets, Liabilities and Capital and Surplus date for potential recognition or disclosure through February 18, 2014, the date the statutory-basis financial statements were available to be issued.

The Company’s Board of Directors approved the transfer of one-half of the Company’s 40% ownership interest in Asset Mgt. to Holdings through a dividend distribution arrangement effective January 1, 2014.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation. In 2012, the Company reclassified considerations received on certain matured annuities from premiums to considerations on supplementary contracts with life contingencies. The reclassified amount for 2011 was $14,829,000.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 2. Investments

Bonds

The admitted value and fair value of the Company’s investment in bonds is summarized as follows (in thousands):

	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2013
U.S. government and agency securities	$187,518	$5,858	$2,519	$190,857
U.S. state and political subdivision securities	20,982	284	215	21,051
Securities issued by foreign governments	27,407	1,763	13	29,157
Corporate debt securities	1,116,429	61,631	19,625	1,158,435
Residential mortgage-backed securities	259,306	4,782	6,446	257,642
Commercial mortgage-backed securities	85,821	5,596	980	90,437
Other debt obligations	24,100	225	641	23,684

Total bonds	$1,721,563	$80,139	$30,439	$1,771,263

December 31, 2012
U.S. government and agency securities	$225,123	$12,947	$—	$238,070
U.S. state and political subdivision securities	20,967	461	—	21,428
Securities issued by foreign governments	27,392	3,485	—	30,877
Corporate debt securities	1,038,845	110,302	2,034	1,147,113
Residential mortgage-backed securities	206,672	4,900	2,773	208,799
Commercial mortgage-backed securities	76,634	9,660	—	86,294
Other debt obligations	32,299	608	28	32,879

Total bonds	$1,627,932	$142,363	$4,835	$1,765,460

The admitted value and fair value of bonds by contractual maturity as of December 31, 2013, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted Value	Fair Value
Due in one year or less	$87,268	$89,177
Due after one year through five years	400,483	424,497
Due after five years through ten years	590,804	607,831
Due after ten years	643,008	649,758

Total bonds	$1,721,563	$1,771,263

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 2. Investments, continued

Bonds, continued

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in thousands):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2013
U.S. government and agency securities	8	$71,732	$2,519	—	$—	$—
U.S. state and political subdivision securities	1	9,778	215	—	—	—
Securities issued by foreign governments	1	1,940	13	—	—	—
Corporate debt securities	340	299,770	15,388	26	27,898	4,237
Residential mortgage-backed securities	16	190,584	5,115	7	9,522	1,331
Commercial mortgage-backed securities	4	18,472	980	—	—	—
Other debt obligations	3	5,711	270	2	3,639	371

Total bonds	373	$597,987	$24,500	35	$41,059	$5,939

December 31, 2012
Corporate debt securities	50	$47,514	$786	8	$10,652	$1,248
Residential mortgage-backed securities	1	10,456	16	12	22,697	2,757
Other debt obligations	1	2,987	10	1	995	18

Total bonds	52	$60,957	$812	21	$34,344	$4,023

Based on the Company’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Stocks

The cost and fair value of the Company’s investment in stocks as of December 31 are summarized as follows (in thousands):

	2013	2012
Unaffiliated preferred stock:
Cost/statement value	$400	$400
Gross unrealized gains	41	53
Gross unrealized losses	—	—

Fair value	$441	$453

The Company had no stocks in an unrealized loss position as of December 31, 2013 or 2012.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 2. Investments, continued

Securities Lending

Elements of the securities lending program are presented below as of December 31 (in thousands):

	2013	2012
Loaned securities:
Carrying value	$9,209	$10,259
Fair value	9,688	10,607
Cash collateral reinvested:
Carrying value	$9,899	$10,821
Fair value	9,899	10,821
Aging of cash collateral liability:
Open collateral positions	$9,899	$10,821

Restricted Assets

The Company owns assets which are pledged to others as collateral or are otherwise restricted. The Company had restricted assets of $13,128,000 and $14,058,000 as of December 31, 2013 and 2012, respectively. Total restricted assets, which include state deposits and collateral held under securities lending agreements, are less than 1% of total admitted assets.

Net Investment Income

Investment income by type of investment for the years ended December 31 is summarized as follows (in thousands):

	2013	2012	2011
Bonds	$72,463	$71,713	$69,298
Stocks	32	32	110
Contract loans	877	872	885
Cash, cash equivalents and short-term investments	51	82	41
Limited partnership	14,000	14,000	12,000
Other invested assets	228	386	132

	87,651	87,085	82,466
Investment expenses	1,329	1,092	852

Net investment income	$86,322	$85,993	$81,614

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 2. Investments, continued

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31 were as follows (in thousands):

	2013	2012	2011
Net gains (losses) on sales:
Bonds:
Gross gains	$5,562	$9,163	$6,500
Gross losses	(5,212)	(1,533)	(1,473)
Stocks:
Gross gains	—	—	—
Gross losses	—	—	(556)

Net gains on sales	350	7,630	4,471
Provisions for losses	(181)	(1,603)	(1,877)

Realized capital gains	169	6,027	2,594
Transfers from (to) interest maintenance reserve, net of tax	57	(4,960)	(3,267)
Taxes on realized capital gains and losses	987	(2,109)	(908)

Realized capital gains (losses), net	$1,213	$(1,042)	$(1,581)

Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $240 million, $272 million and $237 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recognized other-than-temporary impairments on loan-backed and structured securities of $181,000, $1,603,000 and $1,517,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recognized other-than-temporary impairments during the years ended December 31, 2013, 2012 and 2011, on the following loan-backed and structured securities where the present value of cash flows expected to be collected were less than the amortized cost basis of the security (in thousands):

CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
12666UAC7	$4,893	$103	$4,790	$4,009	4Q 2013
43739ECN5	2,831	78	2,753	2,333	4Q 2013

	$7,724	$181	$7,543	$6,342

12498NAB9	$1,418	$368	$1,050	$902	4Q 2012
759950GV4	3,994	1,235	2,759	2,431	4Q 2012

	$5,412	$1,603	$3,809	$3,333

126694WE4	$2,358	$236	$2,122	$1,195	4Q 2011
251510LH4	3,615	394	3,221	2,248	4Q 2011
46627MCU9	3,187	429	2,758	1,776	4Q 2011
05948KV63	6,542	458	6,084	5,195	4Q 2011

	$15,702	$1,517	$14,185	$10,414

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 3. Policyholder Liabilities

Many of the contracts issued by the Company, primarily annuities, do not subject the Company to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes these liabilities by their withdrawal characteristics as of December 31 (dollars in thousands):

	General Account	Separate Account Without Guarantees	Total	% of Total
December 31, 2013
Subject to discretionary withdrawal:
At fair value	$—	$1,399,238	$1,399,238	46%
At book value without adjustment	1,428,569	—	1,428,569	47
Not subject to discretionary withdrawal	167,583	26,189	193,772	7

Total	$1,596,152	$1,425,427	$3,021,579	100%

December 31, 2012
Subject to discretionary withdrawal:
At fair value	$—	$1,291,670	$1,291,670	46%
At book value without adjustment	1,314,705	—	1,314,705	47
Not subject to discretionary withdrawal	174,398	25,217	199,615	7

Total	$1,489,103	$1,316,887	$2,805,990	100%

The above policyholder liabilities are recorded in the following captions of the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus as of December 31 (in thousands):

	2013	2012
Aggregate reserves for life and annuity contracts	$1,482,936	$1,375,361
Deposit liabilities	113,216	113,742
Liabilities related to separate accounts	1,425,427	1,316,887

Total	$3,021,579	$2,805,990

The Company has no insurance in force as of December 31, 2013, 2012 and 2011, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Minnesota.

Note 4. Income Taxes

The current income tax expense of the Company as of December 31 was as follows (in thousands):

	2013	2012	2011
Federal	$9,387	$10,418	$12,186
Federal income tax on net capital gains	(987)	2,109	907

Total federal income taxes	$8,400	$12,527	$13,093

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 4. Income Taxes, continued

The components of the Company’s net income tax asset as of December 31 were as follows (in thousands):

	2013	2012
Tax receivable	$223	$63
Net deferred tax asset	8,542	10,176

Total	$8,765	$10,239

The tax receivable and the deferred tax asset are components of other assets on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.

Deferred income taxes reflect the impact of temporary differences between the statutory-basis financial statement carrying amounts and the tax bases of assets and liabilities. The components of the Company’s net deferred tax asset as of December 31 were as follows (in thousands):

	2013	2012
Deferred tax assets:
Ordinary:
Reserves	$3,607	$4,114
Deferred acquisition costs	1,947	1,964
Deferred compensation	2,155	1,912
Other	52	193

Total ordinary	7,761	8,183
Capital:
Investments	5,270	6,481

Total capital	5,270	6,481

Total deferred tax assets	13,031	14,664

Deferred tax liabilities:
Ordinary:
Reserve weakening	—	(137)
Market discount accretion	(721)	(600)
Other	(12)	(23)

Total deferred tax liabilities	(733)	(760)

Net deferred tax asset	12,298	13,904
Non-admissible deferred tax assets	3,756	3,728

Total admissible net deferred tax assets	$8,542	$10,176

Components of admissible net deferred tax assets:
Ordinary:
Available to be recovered from loss carrybacks	$3,272	$3,695
Deferred tax assets to be offset against deferred tax liabilities	733	760
Deferred tax liabilities	(733)	(760)
Capital:
Available to be recovered from loss carrybacks	4,057	6,481
Expected to offset future taxable capital losses	1,213	—

Total admissible net deferred tax assets	$8,542	$10,176

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 4. Income Taxes, continued

There are no material tax contingencies recorded that warrant disclosure and the Company has made no provisions for uncertain tax positions. Tax years 2010 through 2013 remain subject to examination by the Internal Revenue Service.

As of December 31, 2013, the Company had impaired capital losses of $15.1 million and capital gains in the carryback period of $11.6 million. Through tax planning strategies, the remaining capital losses were admitted as the Company had unrealized capital gains of $80.1 million as of December 31, 2013. The impact of tax-planning strategies in the determination of adjusted gross deferred tax assets (“DTAs”) and the determination of net admitted DTAs, by percentage and by tax character is 0% and 23% for ordinary and capital assets, respectively.

The adjusted capital and surplus used in determining the recovery period and threshold limitation was $179 million and $181 million for the years ended December 31, 2013 and 2012, respectively. The ratio percentage used in determining the recovery period and threshold limitation was 1222% and 1437% for the years ended December 31, 2013 and 2012, respectively.

The Company’s effective tax rate for the years ended December 31, 2013, 2012 and 2011, was 30%, 35% and 36%, respectively. The difference between the statutory tax rate and the effective tax rate for 2013 is due primarily to the dividends received deduction.

At December 31, 2013, the Company had no capital loss carryforward. In addition, tax expenses of $9.7 million, $12.2 million and $13.4 million from the years 2013, 2012 and 2011, respectively, are available for offset against future losses.

Note 5. Separate Accounts

The Company administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. A substantial portion of the separate accounts of the Company are non-guaranteed. A portion of the separate accounts contains a guaranteed minimum death benefit. As of December 31, 2013 and 2012, the maximum amount of that guarantee was estimated at $8 million and $14 million, respectively. There were no explicit risk charges paid by separate account contractholders for these guarantees. The following table presents the amounts paid for guaranteed death benefits for the years ended December 31 (in thousands):

	2013	2012	2011	2010
Payments for guaranteed benefits	$256	$255	$473	$966

The distribution of investments in the separate account assets as of December 31 was as follows:

	2013	2012
Equity funds	62%	56%
Bonds funds	28	34
Balanced funds	9	8
Other	1	2

Total separate account assets	100%	100%

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 5. Separate Accounts, continued

The following tables summarize activity for the separate account as of December 31 (in thousands):

	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2013
Reserves:
For accounts with assets at fair value	$—	$1,645,336	$1,645,336

By withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$1,619,147	$1,619,147
Not subject to discretionary withdrawal	—	26,189	26,189

Total	$—	$1,645,336	$1,645,336

December 31, 2012
Reserves:
For accounts with assets at fair value	$—	$1,505,916	$1,505,916

By withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$1,480,700	$1,480,700
Not subject to discretionary withdrawal	—	25,216	25,216

Total	$—	$1,505,916	$1,505,916

	2013	2012	2011
Premiums, considerations and deposits:
Non-indexed guarantee	$—	$—	$—
Non-guaranteed	35,326	39,257	39,664

Total	$35,326	$39,257	$39,664

	2013	2012	2011
Transfers to separate accounts	$34,904	$39,234	$39,551
Transfers from separate accounts	(151,093)	(197,878)	(204,259)
Other items	10	(11)	—

Transfers from separate accounts, net	$(116,179)	$(158,655)	$(164,708)

Note 6. Capital and Surplus

The capital stock of the Company consists of 2,000,000 shares of common stock authorized, issued and outstanding with a par value of $2.50 per share. The amount of dividends that the Company may pay to its parent without prior approval of the State of Minnesota Department of Commerce is limited to the greater of 10% of statutory-basis surplus as of the prior year-end or 100% of statutory-basis gain from operations. In 2013, 2012 and 2011, the Company declared dividends to its parent in the amounts of $27.0 million, $22.9 million and $23.6 million, respectively.

The Company is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. The Company exceeds the RBC requirements as of December 31, 2013 and 2012.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 6. Capital and Surplus, continued

As of December 31, unassigned funds were represented or reduced by the following categories and amounts (in thousands):

	2013	2012
Unrealized gains and losses	$4,343	$3,612
Non-admitted assets	(3,757)	(3,729)
Asset valuation reserve	(16,371)	(13,853)

Note 7. Fair Value of Financial Instruments

Financial Instruments Carried at Fair Value

The fair values of the Company’s financial instruments carried at fair value are presented below (in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2013
Short-term investments	$4,624	$—	$—	$4,624
Investment in securities lending trust	9,899	—	—	9,899
Assets held in separate accounts	—	1,650,386	—	1,650,386

Total	$14,523	$1,650,386	$—	$1,664,909

December 31, 2012
Short-term investments	$372	$—	$—	$372
Investment in securities lending trust	10,821	—	—	10,821
Assets held in separate accounts	—	1,505,703	—	1,505,703

Total	$11,193	$1,505,703	$—	$1,516,896

Level 1 Financial Instruments

Financial instruments categorized as Level 1 include short-term investments and investment in securities lending trust. Short-term investments carried at fair value include investments in money market funds, and the fair value is based on quoted daily net asset value of the invested funds. The fair value of the investment in the securities lending trust is based on the quoted daily net asset values of the invested funds.

Level 2 Financial Instruments

Level 2 financial instruments include assets held in separate accounts. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.

Transfers

The Company had no transfers into or out of Level 1 or Level 2 fair value measurements during 2013 or 2012 that required disclosures. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Financial Instruments Not Carried at Fair Value

The carrying value and estimated fair value of the Company’s financial instruments not carried at fair value as of December 31 were as follows (in thousands). Bonds incorrectly classified as Level 2 financial instruments in the prior year have been restated to Level 1, and other invested assets incorrectly classified as Level 3 financial instruments in the prior year have been restated to Level 2.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2013
Financial assets:
Bonds	$1,721,563	$126,149	$1,643,260	$1,854	$1,771,263
Unaffiliated preferred stocks	400	—	441	—	441
Contract loans	12,105	—	—	12,105	12,105
Cash and cash equivalents	38,095	—	38,095	—	38,095
Limited partnership	4,353	—	—	4,353	4,353
Other invested assets	1,998	—	2,343	—	2,343
Financial liabilities:
Deferred annuities	1,330,408	—	—	1,329,724	1,329,724
Deposit-type contracts	113,216	—	—	113,216	113,216
Liabilities related to separate accounts	1,650,386	—	1,650,386	—	1,650,386

December 31, 2012
Financial assets:
Bonds	$1,627,932	$119,352	$1,645,283	$825	$1,765,460
Unaffiliated preferred stocks	400	—	453	—	453
Contract loans	11,827	—	—	11,827	11,827
Cash and cash equivalents	94,715	—	94,715	—	94,715
Limited partnership	3,622	—	—	3,622	3,622
Other invested assets	1,998	—	2,660	—	2,660
Financial liabilities:
Deferred annuities	1,215,925	—	—	1,215,163	1,215,163
Deposit-type contracts	113,742	—	—	113,742	113,742
Liabilities related to separate accounts	1,505,703	—	1,505,703	—	1,505,703

Level 1 Financial Instruments

Financial instruments categorized as Level 1 include bonds priced based on quoted market prices.

Level 2 Financial Instruments

Level 2 financial instruments include bonds, unaffiliated preferred stocks, cash and cash equivalents, other invested assets and liabilities related to separate accounts.

Bonds and stocks priced based on quoted market prices, where available, primarily include U.S. Treasury bonds and preferred stocks. Bonds that are priced using a third party pricing vendor include corporate debt securities, asset-backed securities and other debt obligations. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Financial Instruments Not Carried at Fair Value, continued

Level 2 Financial Instruments, continued

Cash and cash equivalents consist of demand deposits and highly liquid investments purchased with an original maturity date of three months or less. The carrying amounts for cash and cash equivalents approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices, where available. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.

Level 3 Financial Instruments

Level 3 financial instruments include certain bonds, contract loans, limited partnerships and contractholder funds.

Bonds categorized as Level 3 financial instruments consist of certain corporate debt securities valued using internal pricing models, which apply practices that are standard among the industry, utilize observable market data where available and include unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. The carrying amounts for contract loans approximate their fair values. Limited partnership includes the Company’s investment in Asset Mgt. The fair value of this investment is based on its audited equity basis in the company.

The fair values for contractholder funds, which consist of investment-type contracts such as deferred annuities, supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

Valuation Assumptions

The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These fair values are for certain financial instruments of the Company; accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Note 8. Contingent Liabilities

The Company is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. The Company assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2013, the Company believes adequate provision has been made for any potential losses that may result from these matters.

Note 9. Related Party Transactions

The Company has an agreement whereby Thrivent Financial provides administrative and operating functions on behalf of the Company. Expenses allocated to the Company under the terms of this agreement totaled $11 million, $10 million and $11 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, the Company has a net payable to Thrivent Financial totaling $1 million and $2 million, respectively, which is included in other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.

The Company has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, the Company paid commissions, bonuses and other benefits to the affiliate totaling $2 million for all years ended December 31, 2013, 2012 and 2011.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 10. Basis of Presentation

The preceding statutory-basis financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, which practices differ from U.S. generally accepted accounting principles (“GAAP”).

The following describes the more significant statutory accounting policies that are different from GAAP accounting policies:

Bonds and Preferred Stocks

For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with unrealized gains and losses reported as a separate component of equity.

Acquisition Costs

For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.

Contract Liabilities

For GAAP purposes, liabilities for future contract benefit reserves and expenses are estimated based on expected experience or actual account balances.

Non-Admitted Assets

For GAAP purposes, certain assets are not charged directly to stockholders’ equity and are not excluded from the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.

Interest Maintenance Reserve

For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

For GAAP purposes, an asset valuation reserve is not maintained.

Premiums and Withdrawals

For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the Statutory-Basis Statements of Operations.

Reconciliation of Accounting Bases

Differences between GAAP financial statements and statutory-basis financial statements as of and for the year ended December 31, 2013, have not been quantified but are presumed to be material.

Thrivent Life Insurance Company

Notes to Statutory-Basis Financial Statements, continued

Note 10. Basis of Presentation, continued

Reconciliation of Accounting Bases, continued

The following table reconciles GAAP net income to the statutory-basis net income of the Company for the years ended December 31, 2012 and 2011, as reported to regulatory authorities and contained in the statutory-basis financial statements included in this report (in thousands):

	2012	2011
GAAP net income	$21,067	$16,337
Adjustments to GAAP basis for:
Difference in reserve bases	2,143	(862)
Deferred acquisition costs	8,419	13,602
Interest maintenance reserve	(4,017)	(665)
Deferred taxes	(1,411)	(5,838)
Difference in income from subsidiary	(171)	(1,233)

Statutory-basis net income	$26,030	$21,341

The following table reconciles GAAP equity to the statutory-basis capital and surplus of the Company at December 31, 2012 and 2011, as reported to regulatory authorities and contained in the statutory-basis financial statements included in this report (in thousands):

	2012	2011
Consolidated GAAP equity	$268,552	$250,486
Adjustments to GAAP basis for:
Difference in reserve bases	50,891	16,500
Deferred acquisition costs	(22,351)	(23,565)
Asset valuation reserve	(13,853)	(8,555)
Interest maintenance reserve	(11,843)	(9,935)
Deferred taxes	38,396	31,378
Difference in reporting basis on invested assets	(138,243)	(82,586)
Non-admitted assets and other	(3,729)	(4,266)

Statutory-basis capital	$167,820	$169,457

Report of Independent Auditors

The Board of Directors

Thrivent Life Insurance Company

We have audited the statutory-basis financial statements of Thrivent Life Insurance Company (the Company) as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and have issued our report thereon dated February 18, 2014 (included elsewhere in this Registration Statement). Our audits also included the financial statement supplementary information listed in Schedules I, III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Minneapolis, Minnesota

April 24, 2014

Thrivent Life Insurance Company

Supplementary Insurance Information

Schedule I — Summary of Investments

As of December 31, 2013

(in thousands)

Type of Investment	Amortized Cost	Fair Value	Amount Shown on Balance Sheet
Bonds:
U.S. government and agency securities	$187,518	$190,857	$187,518
U.S. state and political subdivision securities	20,982	21,051	20,982
Securities issued by foreign governments	27,407	29,157	27,407
Corporate debt securities	1,116,429	1,158,435	1,116,429
Residential mortgage-backed securities	259,306	257,642	259,306
Commercial mortgage-backed securities	85,821	90,437	85,821
Other debt obligations	24,100	23,684	24,100

Total bonds	1,721,563	1,771,263	1,721,563

Stocks:
Total preferred stock	400	441	400

Investment in securities lending trust	9,899	9,899	9,899
Short term investments	4,624	4,624	4,624
Cash and cash equivalents	38,095	xxxxx	38,095
Contract loans	12,105	xxxxx	12,105
Limited partnerships	4,353	xxxxx	4,353
Other	2,023	xxxxx	2,023

Total cash and invested assets	$1,793,062		$1,793,062

Thrivent Life Insurance Company

Schedule III — Supplementary Insurance Information

As of and For the Years Ended December 31, 2013, 2012 and 2011

(in thousands)

As of December 31, 2013:

	Aggregate reserves	Deposit liabilities	Contract Claims
Life	$15,031	$—	$707
Annuity	1,482,937	113,216	10,733
Health	2	—	—

	$1,497,970	$113,216	$11,440

For the year ended December 31, 2013:

	Premiums and Considerations	Net investment income	Separate account fees and other	Benefits, claims, etc.	Commissions and other expenses
Life	$9,704	$1,124	$8,518	$13,950	$864
Annuity	145,656	72,027	17,451	207,459	12,181
Health	—	—	—	—	—
Other	—	13,171	185	—	—

	$155,360	$86,322	$26,154	$221,409	$13,045

As of December 31, 2012:

	Aggregate reserves	Deposit liabilities	Contract Claims
Life	$15,005	$—	$708
Annuity	1,375,362	113,742	7,414
Health	2	—	—

	$1,390,369	$113,742	$8,122

For the year ended December 31, 2012:

	Premiums and Considerations	Net investment income	Separate account fees and other	Benefits, claims, etc.	Commissions and other expenses
Life	$9,691	$1,158	$8,602	$13,800	$1,183
Annuity	150,141	72,067	17,659	206,059	13,770
Health	—	—	—	—	—
Other	—	12,768	216	—	—

	$159,832	$85,993	$26,477	$219,859	$14,953

Thrivent Life Insurance Company

Schedule III — Supplementary Insurance Information, continued

As of and For the Years Ended December 31, 2013, 2012 and 2011

(in thousands)

As of December 31, 2011:

	Aggregate reserves	Deposit liabilities	Contract Claims
Life	$15,092	$—	$967
Annuity	1,256,307	97,593	7,155
Health	3	—	1

	$1,271,402	$97,593	$8,123

For the year ended December 31, 2011:

	Premiums and Considerations	Net investment income	Separate account fees and other	Benefits, claims, etc.	Commissions and other expenses
Life	$10,034	$1,181	$8,501	$13,574	$1,299
Annuity	150,258	69,124	18,240	203,741	15,135
Health	—	—	—	—	—
Other	—	11,309	210	—	—

	$160,292	$81,614	$26,951	$217,315	$16,434

Thrivent Life Insurance Company

Schedule IV — Reinsurance

As of December 31, 2013, 2012 and 2011

(in thousands)

As of December 31, 2013:

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$1,425,409	$22,361	$—	$1,403,048	—
Premiums and considerations:
Life	9,977	273	—	9,704	—
Annuity	145,656	—	—	145,656	—
Health	—	—	—	—	—

	$155,633	$273	$—	$155,360	—

As of December 31, 2012:

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$1,463,811	$23,063	$—	$1,440,748	—
Premiums and considerations:
Life	9,961	270	—	9,691	—
Annuity	150,141	—	—	150,141	—
Health	—	—	—		—

	$160,102	$270	$—	$159,832	—

As of December 31, 2011:

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$1,512,148	$25,482	$—	$1,486,666	—
Premiums and considerations:
Life	10,305	271	—	10,034	—
Annuity	150,258	—	—	150,258	—
Health	—	—	—	—	—

	$160,563	$271	$—	$160,292	—

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders of

Thrivent Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of TLIC Variable Annuity Account A (the Variable Account) sponsored by Thrivent Life Insurance Company, referred to in Note 1, as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TLIC Variable Annuity Account A at December 31, 2013, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 24, 2014

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Investments at fair value	Receivable from TLIC for annuity reserve adjustment	Total assets	Payable from TLIC for annuity reserve adjustment	Net assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net assets	Accumulation units outstanding	Unit value (accumulation)	Deathclaim units	Deathclaim unit value	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$43,425,992	$—	$43,425,992	$—	$43,425,992	$43,425,992	$—	$43,425,992	2,542,267	$17.08	—	$16.10	$34,147,769	2,888,096
Moderately Aggressive Allocation	$176,007,343	$—	$176,007,343	$—	$176,007,343	$176,007,343	$—	$176,007,343	10,676,008	$16.49	158	$15.75	$144,637,349	12,245,437
Moderate Allocation	$266,568,196	$—	$266,568,196	$88	$266,568,108	$266,422,605	$145,503	$266,568,108	16,833,547	$15.79	38,135	$15.29	$226,150,747	19,550,863
Moderately Conservative Allocation	$103,604,510	$—	$103,604,510	$9	$103,604,501	$103,604,069	$432	$103,604,501	7,053,190	$14.65	20,365	$14.34	$91,838,610	8,154,176
Growth and Income Plus	$3,979,266	$—	$3,979,266	$—	$3,979,266	$3,979,266	$—	$3,979,266	331,418	$12.01	—	$12.11	$3,373,891	341,351
Balanced Income Plus	$7,387,915	$—	$7,387,915	$4,976	$7,382,939	$7,136,175	$246,764	$7,382,939	399,260	$17.87	—	$15.80	$6,284,378	427,609
Diversified Income Plus	$17,238,285	$—	$17,238,285	$4,550	$17,233,735	$16,877,991	$355,744	$17,233,735	784,614	$21.39	5,910	$16.38	$15,254,347	2,198,536
Opportunity Income Plus	$1,685,206	$1,108	$1,686,314	$—	$1,686,314	$1,667,951	$18,363	$1,686,314	119,925	$13.91	—	$13.47	$1,672,609	166,022
Partner Technology	$2,369,956	$—	$2,369,956	$677	$2,369,279	$2,302,665	$66,614	$2,369,279	137,848	$16.70	—	$15.42	$1,695,756	244,689
Partner Healthcare	$3,450,735	$—	$3,450,735	$—	$3,450,735	$3,450,735	$—	$3,450,735	195,880	$17.62	—	$17.77	$2,616,082	204,926
Natural Resources	$1,992,603	$—	$1,992,603	$—	$1,992,603	$1,992,603	$—	$1,992,603	239,360	$8.32	—	$8.40	$2,161,682	264,868
Partner Emerging Markets Equity	$2,712,671	$—	$2,712,671	$—	$2,712,671	$2,712,671	$—	$2,712,671	221,036	$12.27	—	$12.38	$2,385,589	217,482
Real Estate Securities	$8,872,961	$—	$8,872,961	$1,752	$8,871,209	$8,742,821	$128,388	$8,871,209	326,760	$26.69	1,424	$14.81	$7,639,216	493,430
Partner Small Cap Growth	$3,966,419	$—	$3,966,419	$1,397	$3,965,022	$3,768,120	$196,902	$3,965,022	183,328	$20.55	—	$17.79	$2,576,731	206,224
Partner Small Cap Value	$8,167,708	$—	$8,167,708	$2,440	$8,165,268	$8,029,328	$135,940	$8,165,268	230,097	$34.89	27	$20.71	$5,009,444	288,913
Small Cap Stock	$6,484,739	$—	$6,484,739	$1,529	$6,483,210	$6,362,681	$120,529	$6,483,210	318,184	$19.99	77	$15.47	$4,678,085	364,992
Small Cap Index	$7,802,829	$—	$7,802,829	$694	$7,802,135	$7,757,710	$44,425	$7,802,135	308,456	$25.15	12	$19.52	$6,069,375	436,774
Mid Cap Growth	$75,032,380	$—	$75,032,380	$37,414	$74,994,966	$72,807,815	$2,187,151	$74,994,966	2,214,936	$32.86	1,601	$20.27	$43,726,765	2,947,776
Partner Mid Cap Value	$2,765,145	$—	$2,765,145	$—	$2,765,145	$2,765,145	$—	$2,765,145	140,047	$19.74	—	$18.30	$2,019,171	149,867
Mid Cap Stock	$9,251,063	$—	$9,251,063	$6,210	$9,244,853	$8,980,829	$264,024	$9,244,853	385,619	$23.26	731	$17.70	$6,237,210	523,742
Mid Cap Index	$7,858,133	$—	$7,858,133	$2,162	$7,855,971	$7,782,547	$73,424	$7,855,971	316,782	$24.57	10	$19.44	$5,939,838	497,826
Partner Worldwide Allocation	$42,898,316	$—	$42,898,316	$27,756	$42,870,560	$41,696,799	$1,173,761	$42,870,560	4,019,422	$10.37	3,299	$10.45	$33,780,217	4,280,542
Partner All Cap	$7,394,628	$—	$7,394,628	$847	$7,393,781	$7,278,968	$114,813	$7,393,781	457,579	$15.91	—	$17.08	$5,632,867	581,764
Large Cap Growth	$305,297,103	$—	$305,297,103	$173,214	$305,123,889	$294,900,591	$10,223,298	$305,123,889	3,558,618	$82.71	35,049	$16.85	$216,923,387	11,993,129
Partner Growth Stock	$7,835,080	$—	$7,835,080	$460	$7,834,620	$7,728,925	$105,695	$7,834,620	380,704	$20.30	—	$18.93	$4,547,513	416,963
Large Cap Value	$29,941,860	$—	$29,941,860	$7,366	$29,934,494	$29,306,611	$627,883	$29,934,494	1,644,843	$17.78	3,648	$16.28	$19,860,180	1,921,321
Large Cap Stock	$13,479,870	$—	$13,479,870	$4,244	$13,475,626	$13,084,532	$391,094	$13,475,626	868,701	$15.04	1,584	$14.53	$10,151,046	1,141,463
Large Cap Index	$12,637,816	$—	$12,637,816	$3,382	$12,634,434	$12,487,973	$146,461	$12,634,434	676,191	$18.46	436	$16.51	$9,397,095	489,771
High Yield	$117,874,001	$—	$117,874,001	$87,032	$117,786,969	$113,317,648	$4,469,321	$117,786,969	2,296,461	$49.28	10,209	$18.02	$145,407,371	23,251,603
Income	$101,927,979	$—	$101,927,979	$53,795	$101,874,184	$98,005,180	$3,869,004	$101,874,184	2,309,225	$42.37	12,868	$14.47	$97,486,506	9,853,064
Bond Index	$6,428,088	$—	$6,428,088	$2,216	$6,425,872	$6,299,689	$126,183	$6,425,872	420,448	$14.94	1,419	$13.34	$6,475,047	608,887
Limited Maturity Bond	$13,631,798	$—	$13,631,798	$4,094	$13,627,704	$13,046,978	$580,726	$13,627,704	1,010,561	$12.90	1,153	$12.00	$13,723,325	1,388,280
Money Market	$10,801,972	$—	$10,801,972	$5,237	$10,796,735	$10,420,358	$376,377	$10,796,735	5,425,817	$1.92	8,965	$1.06	$10,801,971	10,801,971

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Income

For the Year Ended December 31, 2013

	Investment Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Dividends	Mortality & expense risk charges	Net investment income (loss)	Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments	Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Aggressive Allocation	$481,501	$(429,391)	$52,110	$659,394	$491,072	$7,721,908	$8,872,374	$8,924,484
Moderately Aggressive Allocation	$2,471,525	$(1,816,365)	$655,160	$1,717,557	$3,622,966	$24,017,704	$29,358,227	$30,013,387
Moderate Allocation	$3,936,948	$(2,838,076)	$1,098,872	$2,796,611	$5,253,814	$24,296,939	$32,347,364	$33,446,236
Moderately Conservative Allocation	$1,587,006	$(1,149,893)	$437,113	$1,269,938	$2,053,356	$4,100,919	$7,424,213	$7,861,326
Growth and Income Plus	$55,500	$(31,536)	$23,964	$40,206	$—	$442,931	$483,137	$507,101
Balanced Income Plus	$118,444	$(74,078)	$44,366	$181,757	$207,142	$609,994	$998,893	$1,043,259
Diversified Income Plus	$389,036	$(173,795)	$215,241	$180,828	$—	$1,050,615	$1,231,443	$1,446,684
Opportunity Income Plus	$46,764	$(20,567)	$26,197	$20,382	$14,764	$(107,376)	$(72,230)	$(46,033)
Partner Technology	$—	$(22,177)	$(22,177)	$70,651	$—	$458,088	$528,739	$506,562
Partner Healthcare	$8,855	$(28,846)	$(19,991)	$68,094	$95,921	$507,697	$671,712	$651,721
Natural Resources	$13,684	$(21,914)	$(8,230)	$(55,975)	$—	$233,209	$177,234	$169,004
Partner Emerging Markets Equity	$30,083	$(31,773)	$(1,690)	$95,874	$—	$(351,424)	$(255,550)	$(257,240)
Real Estate Securities	$148,152	$(110,192)	$37,960	$397,786	$—	$(322,775)	$75,011	$112,971
Partner Small Cap Growth	$—	$(37,750)	$(37,750)	$244,750	$68,546	$871,451	$1,184,747	$1,146,997
Partner Small Cap Value	$132,857	$(78,358)	$54,499	$307,699	$34,615	$1,730,313	$2,072,627	$2,127,126
Small Cap Stock	$21,064	$(64,212)	$(43,148)	$163,610	$—	$1,612,750	$1,776,360	$1,733,212
Small Cap Index	$79,488	$(72,236)	$7,252	$118,033	$269,386	$1,765,367	$2,152,786	$2,160,038
Mid Cap Growth	$233,043	$(761,941)	$(528,898)	$3,806,380	$38,623	$14,442,335	$18,287,338	$17,758,440
Partner Mid Cap Value	$23,865	$(26,278)	$(2,413)	$83,399	$104,370	$443,351	$631,120	$628,707
Mid Cap Stock	$30,252	$(90,486)	$(60,234)	$385,485	$—	$2,084,260	$2,469,745	$2,409,511
Mid Cap Index	$64,599	$(79,353)	$(14,754)	$225,949	$220,180	$1,506,156	$1,952,285	$1,937,531
Partner Worldwide Allocation	$10,670	$(447,441)	$(436,771)	$794,747	$—	$5,384,472	$6,179,219	$5,742,448
Partner All Cap	$51,565	$(74,895)	$(23,330)	$155,577	$—	$1,724,115	$1,879,692	$1,856,362
Large Cap Growth	$1,725,846	$(3,005,624)	$(1,279,778)	$8,032,640	$—	$75,414,167	$83,446,807	$82,167,029
Partner Growth Stock	$1,934	$(75,212)	$(73,278)	$325,233	$—	$1,942,905	$2,268,138	$2,194,860
Large Cap Value	$417,519	$(307,122)	$110,397	$1,102,105	$—	$6,072,801	$7,174,906	$7,285,303
Large Cap Stock	$129,466	$(129,151)	$315	$434,033	$—	$2,485,930	$2,919,963	$2,920,278
Large Cap Index	$185,188	$(124,409)	$60,779	$322,214	$110,762	$2,492,006	$2,924,982	$2,985,761
High Yield	$7,635,614	$(1,335,974)	$6,299,640	$(3,996,564)	$—	$4,462,969	$466,405	$6,766,045
Income	$4,159,487	$(1,216,369)	$2,943,118	$1,095,447	$250,590	$(5,703,744)	$(4,357,707)	$(1,414,589)
Bond Index	$141,607	$(80,105)	$61,502	$39,302	$236,700	$(610,628)	$(334,626)	$(273,124)
Limited Maturity Bond	$226,906	$(164,716)	$62,190	$(9,537)	$—	$(152,279)	$(161,816)	$(99,626)
Money Market	$—	$(123,756)	$(123,756)	$—	$—	$—	$—	$(123,756)

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes of Net Assets

For the Year Ended December 31, 2013

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments	Net change in net assets from operations	Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Annuity benefit payments	Adjustments to annuity reserves	Transfers between subaccounts	Net change in net assets from unit transactions	Net change in net assets	Net assets beginning of year	Net assets end of year
Aggressive Allocation	$52,110	$1,150,466	$7,721,908	$8,924,484	$562,445	$(2,332,252)	$(2,005)	$—	$—	$433,224	$(1,338,588)	$7,585,896	$35,840,096	$43,425,992
Moderately Aggressive Allocation	$655,160	$5,340,523	$24,017,704	$30,013,387	$3,861,820	$(7,945,002)	$(3,233)	$—	$—	$(3,901,855)	$(7,988,270)	$22,025,117	$153,982,226	$176,007,343
Moderate Allocation	$1,098,872	$8,050,425	$24,296,939	$33,446,236	$4,095,171	$(16,807,624)	$(4,850)	$(3,549)	$(88)	$(1,161,767)	$(13,882,707)	$19,563,529	$247,004,579	$266,568,108
Moderately Conservative Allocation	$437,113	$3,323,294	$4,100,919	$7,861,326	$1,598,569	$(9,148,215)	$(1,916)	$(2)	$(9)	$(1,226,925)	$(8,778,498)	$(917,172)	$104,521,673	$103,604,501
Growth and Income Plus	$23,964	$40,206	$442,931	$507,101	$133,572	$(91,349)	$(13)	$—	$—	$1,356,059	$1,398,269	$1,905,370	$2,073,896	$3,979,266
Balanced Income Plus	$44,366	$388,899	$609,994	$1,043,259	$72,272	$(710,491)	$(180)	$(37,780)	$(20,954)	$1,009,807	$312,674	$1,355,933	$6,027,006	$7,382,939
Diversified Income Plus	$215,241	$180,828	$1,050,615	$1,446,684	$685,274	$(866,641)	$(264)	$(58,565)	$(10,646)	$2,512,091	$2,261,249	$3,707,933	$13,525,802	$17,233,735
Opportunity Income Plus	$26,197	$35,146	$(107,376)	$(46,033)	$10,709	$(106,063)	$(23)	$(1,733)	$2,562	$(293,270)	$(387,818)	$(433,851)	$2,120,165	$1,686,314
Partner Technology	$(22,177)	$70,651	$458,088	$506,562	$64,393	$(147,326)	$(49)	$(4,820)	$(2,713)	$52,170	$(38,345)	$468,217	$1,901,062	$2,369,279
Partner Healthcare	$(19,991)	$164,015	$507,697	$651,721	$137,720	$(146,255)	$(14)	$—	$—	$951,057	$942,508	$1,594,229	$1,856,506	$3,450,735
Natural Resources	$(8,230)	$(55,975)	$233,209	$169,004	$48,857	$(70,967)	$(121)	$—	$—	$(77,327)	$(99,558)	$69,446	$1,923,157	$1,992,603
Partner Emerging Markets Equity	$(1,690)	$95,874	$(351,424)	$(257,240)	$91,403	$(142,365)	$(16)	$—	$—	$103,342	$52,364	$(204,876)	$2,917,547	$2,712,671
Real Estate Securities	$37,960	$397,786	$(322,775)	$112,971	$208,140	$(608,938)	$(196)	$(16,138)	$(5,848)	$(537,505)	$(960,485)	$(847,514)	$9,718,723	$8,871,209
Partner Small Cap Growth	$(37,750)	$313,296	$871,451	$1,146,997	$145,629	$(289,683)	$(78)	$(17,055)	$(13,709)	$(158,067)	$(332,963)	$814,034	$3,150,988	$3,965,022
Partner Small Cap Value	$54,499	$342,314	$1,730,313	$2,127,126	$130,211	$(407,925)	$(139)	$(14,099)	$(6,388)	$393,451	$95,111	$2,222,237	$5,943,031	$8,165,268
Small Cap Stock	$(43,148)	$163,610	$1,612,750	$1,733,212	$103,756	$(341,574)	$(77)	$(15,135)	$5,374	$(335,110)	$(582,766)	$1,150,446	$5,332,764	$6,483,210
Small Cap Index	$7,252	$387,419	$1,765,367	$2,160,038	$134,107	$(421,992)	$(261)	$(5,371)	$(406)	$297,113	$3,190	$2,163,228	$5,638,907	$7,802,135
Mid Cap Growth	$(528,898)	$3,845,003	$14,442,335	$17,758,440	$1,222,174	$(4,228,821)	$(5,029)	$(300,682)	$(243,122)	$(5,331,631)	$(8,887,111)	$8,871,329	$66,123,637	$74,994,966
Partner Mid Cap Value	$(2,413)	$187,769	$443,351	$628,707	$51,565	$(148,958)	$(16)	$—	$—	$377,408	$279,999	$908,706	$1,856,439	$2,765,145
Mid Cap Stock	$(60,234)	$385,485	$2,084,260	$2,409,511	$140,544	$(493,209)	$(161)	$(36,787)	$(541)	$(213,905)	$(604,059)	$1,805,452	$7,439,401	$9,244,853
Mid Cap Index	$(14,754)	$446,129	$1,506,156	$1,937,531	$175,282	$(577,264)	$(279)	$(12,762)	$4,670	$101,461	$(308,892)	$1,628,639	$6,227,332	$7,855,971
Partner Worldwide Allocation	$(436,771)	$794,747	$5,384,472	$5,742,448	$1,822,617	$(2,515,141)	$(2,274)	$(171,963)	$(993,797)	$(2,238,737)	$(4,099,295)	$1,643,153	$41,227,407	$42,870,560
Partner All Cap	$(23,330)	$155,577	$1,724,115	$1,856,362	$109,340	$(397,903)	$(138)	$(12,857)	$(10,347)	$(408,124)	$(720,029)	$1,136,333	$6,257,448	$7,393,781
Large Cap Growth	$(1,279,778)	$8,032,640	$75,414,167	$82,167,029	$5,350,977	$(17,766,433)	$(19,648)	$(1,397,395)	$(1,071,475)	$(14,976,980)	$(29,880,954)	$52,286,075	$252,837,814	$305,123,889
Partner Growth Stock	$(73,278)	$325,233	$1,942,905	$2,194,860	$81,469	$(373,935)	$(142)	$(13,630)	$(11,323)	$(354,403)	$(671,964)	$1,522,896	$6,311,724	$7,834,620
Large Cap Value	$110,397	$1,102,105	$6,072,801	$7,285,303	$474,558	$(1,789,140)	$(590)	$(87,555)	$(70,910)	$(635,538)	$(2,109,175)	$5,176,128	$24,758,366	$29,934,494
Large Cap Stock	$315	$434,033	$2,485,930	$2,920,278	$196,516	$(752,064)	$(347)	$(47,251)	$12,014	$765,566	$174,434	$3,094,712	$10,380,914	$13,475,626
Large Cap Index	$60,779	$432,976	$2,492,006	$2,985,761	$208,817	$(803,616)	$(233)	$(22,814)	$(2,928)	$(5,659)	$(626,433)	$2,359,328	$10,275,106	$12,634,434
High Yield	$6,299,640	$(3,996,564)	$4,462,969	$6,766,045	$2,503,190	$(8,468,418)	$(6,754)	$(734,469)	$(612,686)	$(7,678,378)	$(14,997,515)	$(8,231,470)	$126,018,439	$117,786,969
Income	$2,943,118	$1,346,037	$(5,703,744)	$(1,414,589)	$2,739,022	$(8,459,811)	$(5,313)	$(690,343)	$(647,311)	$(8,785,635)	$(15,849,391)	$(17,263,980)	$119,138,164	$101,874,184
Bond Index	$61,502	$276,002	$(610,628)	$(273,124)	$113,381	$(294,885)	$(153)	$(18,125)	$(8,133)	$(1,080,094)	$(1,288,009)	$(1,561,133)	$7,987,005	$6,425,872
Limited Maturity Bond	$62,190	$(9,537)	$(152,279)	$(99,626)	$934,261	$(1,486,355)	$(513)	$(84,960)	$(53,579)	$(1,648,082)	$(2,339,228)	$(2,438,854)	$16,066,558	$13,627,704
Money Market	$(123,756)	$—	$—	$(123,756)	$1,700,941	$(1,688,417)	$(909)	$(69,492)	$(43,665)	$(794,286)	$(895,828)	$(1,019,584)	$11,816,319	$10,796,735

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes of Net Assets

For the Year Ended December 31, 2012

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Net realized gain (loss) on investments andcapital gain distributions	Change in net unrealized appreciation (depreciation) on investments	Net change in net assets from operations	Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Annuity benefit payments	Adjustments to annuity reserves	Transfers between subaccounts	Net change in net assets from unit transactions	Net change in net assets	Net assets beginning of year	Net assets end of year
Aggressive Allocation	$(179,493)	$1,800,427	$2,254,945	$3,875,879	$1,205,732	$(2,603,057)	$(2,141)	$—	$—	$(3,461,759)	$(4,861,225)	$(985,346)	$36,825,442	$35,840,096
Moderately Aggressive Allocation	$107,400	$2,300,366	$14,512,012	$16,919,778	$3,252,662	$(8,141,008)	$(3,664)	$—	$—	$(6,822,490)	$(11,714,500)	$5,205,278	$148,776,948	$153,982,226
Moderate Allocation	$1,168,662	$2,812,220	$20,810,018	$24,790,900	$5,600,550	$(20,661,992)	$(5,376)	$—	$—	$(5,724,293)	$(20,791,111)	$3,999,789	$243,004,790	$247,004,579
Moderately Conservative Allocation	$516,335	$1,499,860	$6,374,714	$8,390,909	$2,853,481	$(9,506,258)	$(2,048)	$—	$—	$(87,019)	$(6,741,844)	$1,649,065	$102,872,608	$104,521,673
Growth and Income Plus	$7,168	$18,053	$188,995	$214,216	$62,091	$(115,883)	$(17)	$—	$—	$82,565	$28,756	$242,972	$1,830,924	$2,073,896
Balanced Income Plus	$63,827	$246,765	$322,061	$632,653	$163,168	$(355,624)	$(251)	$(33,278)	$4,472	$(190,124)	$(411,637)	$221,016	$5,805,990	$6,027,006
Diversified Income Plus	$256,063	$49,512	$978,357	$1,283,932	$511,468	$(713,079)	$(179)	$(50,723)	$(2,059)	$3,619,332	$3,364,760	$4,648,692	$8,877,110	$13,525,802
Opportunity Income Plus	$8,877	$70,472	$11,953	$91,302	$40,757	$(104,569)	$(35)	$(2,289)	$611	$60,068	$(5,457)	$85,845	$2,034,320	$2,120,165
Partner Technology	$(20,285)	$40,153	$286,611	$306,479	$38,328	$(95,364)	$(86)	$(1,936)	$624	$34,722	$(23,712)	$282,767	$1,618,295	$1,901,062
Partner Healthcare	$(13,792)	$63,673	$232,233	$282,114	$53,462	$(38,299)	$(16)	$—	$—	$88,444	$103,591	$385,705	$1,470,801	$1,856,506
Natural Resources	$(19,065)	$168,279	$(253,716)	$(104,502)	$61,081	$(83,028)	$(124)	$—	$—	$(477,848)	$(499,919)	$(604,421)	$2,527,578	$1,923,157
Partner Emerging Markets Equity	$(15,687)	$131,703	$482,678	$598,694	$88,224	$(175,033)	$(47)	$—	$—	$(124,243)	$(211,099)	$387,595	$2,529,952	$2,917,547
Real Estate Securities	$242,439	$301,093	$917,265	$1,460,797	$171,776	$(554,459)	$(289)	$(14,323)	$2,027	$(924,612)	$(1,319,880)	$140,917	$9,577,806	$9,718,723
Partner Small Cap Growth	$(38,714)	$146,491	$248,492	$356,269	$32,727	$(129,065)	$(90)	$(11,278)	$2,931	$(701,119)	$(805,894)	$(449,625)	$3,600,613	$3,150,988
Partner Small Cap Value	$(28,357)	$285,410	$507,853	$764,906	$71,062	$(357,650)	$(181)	$(10,573)	$859	$(943,013)	$(1,239,496)	$(474,590)	$6,417,621	$5,943,031
Small Cap Stock	$(63,270)	$(8,459)	$538,042	$466,313	$69,656	$(368,305)	$(113)	$(12,668)	$525	$(923,541)	$(1,234,446)	$(768,133)	$6,100,897	$5,332,764
Small Cap Index	$(25,668)	$432,902	$389,744	$796,978	$178,501	$(286,495)	$(253)	$(5,693)	$(5,335)	$(937,066)	$(1,056,341)	$(259,363)	$5,898,270	$5,638,907
Mid Cap Growth	$(607,420)	$3,253,741	$4,662,018	$7,308,339	$1,178,560	$(5,098,979)	$(5,920)	$(303,900)	$29,973	$(5,568,234)	$(9,768,500)	$(2,460,161)	$68,583,798	$66,123,637
Partner Mid Cap Value	$(5,298)	$63,103	$250,770	$308,575	$36,448	$(65,707)	$(15)	$—	$—	$(419,997)	$(449,271)	$(140,696)	$1,997,135	$1,856,439
Mid Cap Stock	$(65,839)	$124,238	$898,840	$957,239	$104,057	$(413,089)	$(174)	$(30,367)	$895	$(1,070,604)	$(1,409,282)	$(452,043)	$7,891,444	$7,439,401
Mid Cap Index	$(20,587)	$628,455	$290,855	$898,723	$136,226	$(321,849)	$(260)	$(11,756)	$(15,427)	$(264,023)	$(477,089)	$421,634	$5,805,698	$6,227,332
Partner Worldwide Allocation	$347,004	$331,074	$3,873,771	$4,551,849	$329,832	$(1,265,354)	$(963)	$(93,609)	$966,041	$32,705,959	$32,641,906	$37,193,755	$4,033,652	$41,227,407
Partner All Cap	$(42,830)	$(36,474)	$923,720	$844,416	$73,398	$(396,100)	$(205)	$(11,370)	$1,895	$(791,187)	$(1,123,569)	$(279,153)	$6,536,601	$6,257,448
Large Cap Growth	$19,662	$890,749	$41,470,394	$42,380,805	$4,756,367	$(19,313,042)	$(23,289)	$(1,268,553)	$165,296	$(19,778,517)	$(35,461,738)	$6,919,067	$245,918,747	$252,837,814
Partner Growth Stock	$(70,731)	$266,701	$809,088	$1,005,058	$230,969	$(318,705)	$(173)	$(11,335)	$(18)	$(558,106)	$(657,368)	$347,690	$5,964,034	$6,311,724
Large Cap Value	$158,147	$643,133	$3,086,831	$3,888,111	$320,619	$(1,961,291)	$(687)	$(76,776)	$14,560	$(3,545,886)	$(5,249,461)	$(1,361,350)	$26,119,716	$24,758,366
Large Cap Stock	$(8,628)	$120,230	$1,320,168	$1,431,770	$157,261	$(950,078)	$(354)	$(39,453)	$538	$(1,400,625)	$(2,232,711)	$(800,941)	$11,181,855	$10,380,914
Large Cap Index	$58,704	$80,191	$1,219,621	$1,358,516	$253,253	$(638,597)	$(277)	$(23,488)	$(20,386)	$(434,047)	$(863,542)	$494,974	$9,780,132	$10,275,106
High Yield	$7,514,414	$(5,525,871)	$15,523,067	$17,511,610	$2,408,108	$(10,630,240)	$(8,133)	$(783,029)	$61,861	$(6,049,062)	$(15,000,495)	$2,511,115	$123,507,324	$126,018,439
Income	$3,316,707	$1,429,883	$6,659,952	$11,406,542	$2,640,554	$(12,707,799)	$(6,609)	$(755,979)	$85,161	$(7,430,438)	$(18,175,110)	$(6,768,568)	$125,906,732	$119,138,164
Bond Index	$72,816	$185,382	$37,696	$295,894	$396,851	$(631,501)	$(194)	$(18,718)	$(4,785)	$230,511	$(27,836)	$268,058	$7,718,947	$7,987,005
Limited Maturity Bond	$90,451	$(31,336)	$460,420	$519,535	$480,883	$(1,831,348)	$(614)	$(89,083)	$1,203	$(792,165)	$(2,231,124)	$(1,711,589)	$17,778,147	$16,066,558
Money Market	$(141,250)	$—	$—	$(141,250)	$1,130,551	$(1,753,218)	$(1,137)	$(71,630)	$2,405	$(2,714,916)	$(3,407,945)	$(3,549,195)	$15,365,514	$11,816,319

The accompanying notes are an integral part of these financial statements.

TLIC Variable Annuity Account A

Notes to Financial Statements

December 31, 2013

(1) ORGANIZATION

The TLIC Variable Annuity Account A (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Life Insurance Company (TLIC). TLIC offers financial services to Lutherans and through its parent, Thrivent Financial Holdings, Inc., a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial), a fraternal benefit society. The Variable Account contains 33 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Growth and Income Plus (d)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
Balanced Income Plus (e)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus (j)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Opportunity Income Plus (f)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Technology (n)	Thrivent Series Fund, Inc. — Partner Technology Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Natural Resources (l)	Thrivent Series Fund, Inc. — Natural Resources Portfolio
Partner Emerging Markets Equity (m)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth (g)	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio
Partner Mid Cap Value	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (h)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (i)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (a, b, c)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income (k)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(1) ORGANIZATION - continued

(b)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(c)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(d)	Formerly known as Equity Income Plus, name change effective August 16, 2013
(e)	Formerly known as Balanced, name change effective August 16, 2013
(f)	Formerly known as Mortgage Securities, name change effective August 16, 2013
(g)	Mid Cap Growth Portfolio II merged into the Mid Cap Growth Portfolio as of July 27, 2012.
(h)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(i)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(j)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(k)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(l)	Formerly known as Partner Natural Resources, name change effective July 27, 2012
(m)	Formerly Partner Emerging Markets, name change effective July 27, 2012
(n)	Formerly known as Technology, name change effective June 30, 2009

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by TLIC. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of TLIC. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of TLIC.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of TLIC and invested by TLIC as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.

Federal Income Taxes

TLIC is taxed as a life insurance company and includes its single premium variable life insurance operations in its tax return. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the accounts to the extent the earnings are credited under the contracts. Based on this, TLIC anticipates no tax liability resulting from operations of the Variable Account and no provision for income taxes has been charged against the Variable Account. TLIC will periodically review the status of this policy in the event of changes in the tax law and reserves the right to charge for taxes in the future.

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(2) SIGNIFICANT ACCOUNTING POLICIES - continued

Annuity Reserves

Annuity reserves represented as reserves for contracts in annuity payout period on the statement of assets and liabilities, are computed based on amounts currently payable according to the 1983 Table A mortality table and the 2000 IAM mortality table. The assumed interest is 3.5%. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to TLIC. If additional reserves are required, TLIC reimburses the Variable Account.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.

The fair values for the subaccount’s investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.

Subsequent Events

Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account’s financial statements.

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(3) EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by TLIC less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate TLIC if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate TLIC for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity payment period.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate TLIC for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.10% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.

Additionally, during the year ended December 31, 2013, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. Additional details of these net asset based charges can be found in the Fund’s annual report.

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

	Units Outstanding at January 1, 2012	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2012	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2013
Aggressive Allocation	3,007,513	278,507		(649,387)	2,636,633	326,469		(420,835)	2,542,267
Moderately Aggressive Allocation	12,085,906	685,178		(1,565,229)	11,205,855	691,853		(1,221,542)	10,676,166
Moderate Allocation	19,359,195	1,466,463		(3,016,682)	17,808,976	1,296,605		(2,233,899)	16,871,682
Moderately Conservative Allocation	8,208,121	888,031		(1,401,861)	7,694,291	603,372		(1,224,108)	7,073,555
Growth and Income Plus	204,655	45,886		(43,416)	207,125	154,977		(30,684)	331,418
Balanced Income Plus	405,093	38,678		(64,799)	378,972	97,733		(77,445)	399,260
Diversified Income Plus	497,956	256,833	40,983	(119,077)	676,695	214,699		(100,870)	790,524
Opportunity Income Plus	146,138	33,776		(32,744)	147,170	12,257		(39,502)	119,925
Partner Technology	146,764	38,806		(41,563)	144,007	24,853		(31,012)	137,848
Partner Healthcare	129,202	30,373		(22,934)	136,641	82,700		(23,461)	195,880
Natural Resources	315,111	32,384		(97,180)	250,315	44,090		(55,045)	239,360

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(4) UNIT ACTIVITY - continued

	Units Outstanding at January 1, 2012	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2012	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2013
Partner Emerging Markets Equity	235,375	42,829		(60,342)	217,862	51,579		(48,405)	221,036
Real Estate Securities	417,330	45,345		(98,412)	364,263	48,687		(84,766)	328,184
Partner Small Cap Growth	264,011	13,335		(69,033)	208,313	30,848		(55,833)	183,328
Partner Small Cap Value	277,897	10,132		(60,733)	227,296	38,960		(36,132)	230,124
Small Cap Stock	437,664	28,763		(113,497)	352,930	26,103		(60,772)	318,261
Small Cap Index	371,815	28,491		(89,980)	310,326	54,839		(56,697)	308,468
Mid Cap Growth	2,903,758	230,469	74,364	(686,419)	2,522,172	103,535		(409,170)	2,216,537
Partner Mid Cap Value	155,331	10,180		(42,071)	123,440	39,574		(22,967)	140,047
Mid Cap Stock	501,129	17,625		(101,330)	417,424	49,679		(80,753)	386,350
Mid Cap Index	355,556	35,938		(61,812)	329,682	57,697		(70,587)	316,792
Partner Worldwide Allocation	525,363	4,295,331	4,447,446	(4,822,982)	4,445,158	218,851		(641,288)	4,022,721
Partner All Cap	604,049	13,870		(108,950)	508,969	35,668		(87,058)	457,579
Large Cap Growth	4,576,872	439,288	24,647	(1,054,374)	3,986,433	366,656		(759,422)	3,593,667
Partner Growth Stock	466,762	56,314		(101,929)	421,147	22,563		(63,006)	380,704
Large Cap Value	2,179,440	86,706		(492,929)	1,773,217	139,275		(264,001)	1,648,491
Large Cap Stock	1,052,987	57,030		(252,225)	857,792	64,776	120,157	(172,440)	870,285
Large Cap Index	776,450	88,280		(148,121)	716,609	95,641		(135,623)	676,627
High Yield	2,930,654	254,852		(580,616)	2,604,890	157,891		(456,111)	2,306,670
Income	3,109,110	384,671	19,109	(830,087)	2,682,803	240,848		(601,558)	2,322,093
Bond Index	506,569	105,701		(106,023)	506,247	49,135		(133,515)	421,867
Limited Maturity Bond	1,356,315	187,888		(356,390)	1,187,813	144,775		(320,874)	1,011,714
Money Market	7,557,832	3,970,980		(5,679,644)	5,849,168	3,887,521		(4,301,907)	5,434,782

(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2013 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$4,311,960	$5,107,366
Moderately Aggressive Allocation	11,298,377	15,008,522
Moderate Allocation	17,922,365	25,452,298
Moderately Conservative Allocation	8,197,211	14,485,232
Growth and Income Plus	1,741,231	318,999
Balanced Income Plus	2,085,652	1,500,515
Diversified Income Plus	4,457,914	1,970,778
Opportunity Income Plus	232,077	581,497
Partner Technology	398,725	456,535
Partner Healthcare	1,332,660	314,222
Natural Resources	319,773	427,561
Partner Emerging Markets Equity	638,229	587,555

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(5) PURCHASES AND SALES OF INVESTMENTS - continued

Subaccount	Purchases	Sales
Real Estate Securities	1,337,220	2,253,897
Partner Small Cap Growth	763,755	1,052,213
Partner Small Cap Value	1,283,974	1,093,361
Small Cap Stock	466,195	1,097,482
Small Cap Index	1,335,627	1,055,393
Mid Cap Growth	3,986,169	13,120,434
Partner Mid Cap Value	743,520	361,564
Mid Cap Stock	1,091,328	1,755,079
Mid Cap Index	1,248,649	1,356,786
Partner Worldwide Allocation	3,300,954	6,843,222
Partner All Cap	525,054	1,258,065
Large Cap Growth	15,659,796	45,749,053
Partner Growth Stock	418,827	1,152,746
Large Cap Value	2,450,109	4,377,977
Large Cap Stock	2,707,988	2,545,254
Large Cap Index	1,454,466	1,906,430
High Yield	14,115,707	22,200,897
Income	11,287,684	23,296,056
Bond Index	1,094,271	2,075,946
Limited Maturity Bond	2,123,848	4,347,307
Money Market	6,785,811	7,761,730

(6) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2013, except as indicated in Note 1, follows:

Subaccount	2013	2012	2011	2010	2009

Aggressive Allocation
Units	2,542,267	2,636,633	3,007,513	3,286,345	3,449,238
Unit value	$17.08	$13.59	$12.24	$12.89	$11.09
Deathclaim units	—	—	—	—	785
Deathclaim unit value	$16.10	$12.79	$11.51	$12.09	$10.39
Net assets	$43,425,992	$35,840,096	$36,825,442	$42,346,611	$38,243,241
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.23%	0.62%	1.29%	1.47%	4.43%
Total return (c)	25.66-25.85%	11.01-11.18%	(4.98)-(4.83)%	16.24-16.42%	29.19-29.39%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Moderately Aggressive Allocation
Units	10,676,008	11,205,855	12,079,481	12,556,224	13,343,691
Unit value	$16.49	$13.74	$12.31	$12.81	$11.22
Deathclaim units	158	—	6,425	3,299	3,827
Deathclaim unit value	$15.75	$13.11	$11.73	$12.19	$10.66
Net assets	$176,007,343	$153,982,226	$148,776,948	$160,921,007	$149,796,005
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.50%	1.18%	1.98%	2.30%	4.86%
Total return (c)	19.97-20.15%	11.62-11.79%	(3.92)-(3.78)%	14.17-14.34%	28.38-28.57%

Moderate Allocation
Units	16,833,547	17,800,171	19,355,468	19,981,327	20,408,118
Unit value	$15.79	$13.87	$12.55	$12.82	$11.40
Deathclaim units	38,135	8,805	3,727	6,819	4,887
Deathclaim unit value	$15.29	$13.41	$12.12	$12.36	$10.97
Net assets	$266,568,108	$247,004,579	$243,004,790	$256,298,024	$232,785,254
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.52%	1.57%	2.23%	2.56%	4.80%
Total return (c)	13.86-14.03%	10.50-10.66%	(2.11)-(1.96)%	12.44-12.61%	25.50-25.69%

Moderately Conservative Allocation
Units	7,053,190	7,690,503	8,206,362	8,426,795	8,566,166
Unit value	$14.65	$13.58	$12.53	$12.65	$11.48
Deathclaim units	20,365	3,788	1,759	3,233	4,793
Deathclaim unit value	$14.34	$13.28	$12.23	$12.33	$11.17
Net assets	$103,604,501	$104,521,673	$102,872,608	$106,609,918	$98,365,171
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.52%	1.60%	2.17%	2.43%	4.16%
Total return (c)	7.83-7.99%	8.39-8.55%	(0.90)-(0.75)%	10.19-10.36%	21.19-21.37%

Growth and Income Plus
Units	331,418	207,125	204,655	107,038	40,243
Unit value	$12.01	$10.01	$8.95	$9.27	$8.07
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$12.11	$10.08	$9.00	$9.31	$8.09
Net assets	$3,979,266	$2,073,896	$1,830,924	$992,537	$324,598
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.93%	1.47%	0.27%	3.19%	1.62%
Total return (c)	19.91-20.09%	11.92-12.09%	(3.52)-(3.37)%	14.96-15.13%	15.40-15.57%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Balanced Income Plus
Units	399,260	378,972	405,093	479,444	580,663
Unit value	$17.87	$15.32	$13.78	$13.37	$11.93
Deathclaim units	—	—	—	—	916
Deathclaim unit value	$15.80	$13.53	$12.15	$11.77	$10.49
Net assets	$7,382,939	$6,027,006	$5,805,990	$6,647,641	$7,126,444
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.78%	2.15%	2.20%	2.59%	4.45%
Total return (c)	16.66-16.83%	11.19-11.35%	3.04-3.20%	12.06-12.22%	20.43-20.61%

Diversified Income Plus
Units	784,614	676,695	496,201	518,773	529,417
Unit value	$21.39	$19.45	$17.18	$16.98	$14.81
Deathclaim units	5,910	—	1,755	244	501
Deathclaim unit value	$16.38	$14.88	$13.12	$12.94	$11.28
Net assets	$17,233,735	$13,525,802	$8,877,110	$9,166,660	$8,166,545
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	2.48%	3.46%	4.93%	4.89%	7.75%
Total return (c)	9.96-10.12%	13.23-13.40%	1.20-1.35%	14.58-14.75%	31.61-31.81%

Opportunity Income Plus
Units	119,925	147,170	146,138	173,261	212,752
Unit value	$13.91	$14.26	$13.60	$13.16	$11.87
Deathclaim units	—	—	—	109	—
Deathclaim unit value	$13.47	$13.79	$13.13	$12.68	$11.42
Net assets	$1,686,314	$2,120,165	$2,034,320	$2,334,494	$2,580,067
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	2.52%	1.56%	2.89%	3.42%	3.56%
Total return (c)	(2.47)-(2.32)%	4.83-4.99%	3.38-3.54%	10.87-11.03%	11.79-11.95%

Partner Technology
Units	137,848	144,007	146,764	181,514	193,627
Unit value	$16.70	$13.09	$10.93	$12.68	$10.26
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$15.42	$12.07	$10.06	$11.65	$9.41
Net assets	$2,369,279	$1,901,062	$1,618,295	$2,319,242	$2,000,545
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	27.60-27.79%	19.75-19.93%	(13.78)-(13.65)%	23.63-23.82%	54.87-55.10%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Partner Healthcare
Units	195,880	136,641	129,202	146,098	124,038
Unit value	$17.62	$13.59	$11.38	$11.96	$10.88
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$17.77	$13.68	$11.45	$12.01	$10.91
Net assets	$3,450,735	$1,856,506	$1,470,801	$1,747,735	$1,349,947
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.34%	0.27%	0.00%	0.15%	0.01%
Total return (c)	29.66-29.85%	19.35-19.53%	(4.84)-(4.70)%	9.92-10.08%	22.48-22.66%

Natural Resources
Units	239,360	250,315	315,111	264,156	275,875
Unit value	$8.32	$7.68	$8.02	$9.30	$8.09
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$8.40	$7.74	$8.07	$9.34	$8.11
Net assets	$1,992,603	$1,923,157	$2,527,578	$2,457,877	$2,231,024
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.69%	0.25%	0.07%	0.09%	0.00%
Total return (c)	8.35-8.52%	(4.22)-(4.07)%	(13.79)-(13.66)%	15.06-15.23%	42.15-42.36%

Partner Emerging Markets Equity
Units	221,036	217,862	235,375	263,902	171,848
Unit value	$12.27	$13.39	$10.75	$12.19	$9.68
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$12.38	$13.49	$10.81	$12.24	$9.70
Net assets	$2,712,671	$2,917,547	$2,529,952	$3,215,979	$1,662,793
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.04%	0.54%	1.06%	0.00%	1.00%
Total return (c)	(8.36)-(8.22)%	24.59-24.78%	(11.80)-(11.67)%	25.94-26.13%	72.79-73.05%

Real Estate Securities
Units	326,760	362,765	416,137	502,544	586,635
Unit value	$26.69	$26.41	$22.72	$21.11	$16.73
Deathclaim units	1,424	1,498	1,193	3,789	1,414
Deathclaim unit value	$14.81	$14.63	$12.56	$11.65	$9.22
Net assets	$8,871,209	$9,718,723	$9,577,806	$10,764,794	$9,921,659
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.49%	3.60%	0.00%	2.75%	4.06%
Total return (c)	1.06-1.22%	16.25-16.42%	7.64-7.80%	26.17-26.36%	27.67-27.86%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Partner Small Cap Growth
Units	183,328	208,313	264,011	277,181	298,575
Unit value	$20.55	$14.67	$13.28	$13.97	$10.96
Deathclaim units	—	—	—	578	—
Deathclaim unit value	$17.79	$12.68	$11.46	$12.03	$9.43
Net assets	$3,965,022	$3,150,988	$3,600,613	$3,991,971	$3,361,126
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.09%
Total return (c)	40.09-40.30%	10.46-10.63%	(4.90)-(4.75)%	27.46-27.65%	33.28-33.48%

Partner Small Cap Value
Units	230,097	227,202	277,897	335,018	367,792
Unit value	$34.89	$25.80	$22.81	$23.53	$19.27
Deathclaim units	27	94	—	—	—
Deathclaim unit value	$20.71	$15.28	$13.49	$13.90	$11.36
Net assets	$8,165,268	$5,943,031	$6,417,621	$7,973,691	$7,147,472
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.87%	0.65%	0.22%	0.97%	0.84%
Total return (c)	35.27-35.47%	13.11-13.28%	(3.06)-(2.91)%	22.11-22.29%	28.81-29.01%

Small Cap Stock
Units	318,184	352,795	436,899	554,566	647,126
Unit value	$19.99	$14.87	$13.74	$14.68	$11.86
Deathclaim units	77	135	765	448	590
Deathclaim unit value	$15.47	$11.49	$10.60	$11.30	$9.12
Net assets	$6,483,210	$5,332,764	$6,100,897	$8,248,887	$7,772,313
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.36%	0.00%	0.00%	0.04%	0.92%
Total return (c)	34.41-34.62%	8.22-8.38%	(6.35)-(6.21)%	23.72-23.91%	19.07-19.25%

Small Cap Index
Units	308,456	310,316	371,805	439,814	520,271
Unit value	$25.15	$18.06	$15.75	$15.83	$12.72
Deathclaim units	12	10	10	—	—
Deathclaim unit value	$19.52	$14.00	$12.19	$12.24	$9.81
Net assets	$7,802,135	$5,638,907	$5,898,270	$7,013,622	$6,658,194
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.21%	0.67%	0.86%	0.84%	1.99%
Total return (c)	39.29-39.50%	14.67-14.85%	(0.56)-(0.41)%	24.50-24.69%	23.92-24.11%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Mid Cap Growth
Units	2,214,936	2,521,269	2,900,882	3,410,958	3,931,924
Unit value	$32.86	$25.47	$22.95	$24.53	$19.21
Deathclaim units	1,601	903	2,876	5,468	9,595
Deathclaim unit value	$20.27	$15.69	$14.11	$15.06	$11.78
Net assets	$74,994,966	$66,123,637	$68,583,798	$86,214,105	$77,699,126
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.34%	0.23%	0.32%	0.25%	0.02%
Total return (c)	29.02-29.21%	10.99-11.16%	(6.47)-(6.33)%	27.70-27.89%	49.29-49.52%

Partner Mid Cap Value
Units	140,047	123,440	155,331	194,054	198,834
Unit value	$19.74	$15.04	$12.86	$13.88	$11.25
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$18.30	$13.92	$11.88	$12.80	$10.36
Net assets	$2,765,145	$1,856,439	$1,997,135	$2,693,071	$2,236,815
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.00%	0.84%	0.21%	0.84%	1.01%
Total return (c)	31.29-31.48%	16.97-17.15%	(7.35)- (7.22)%	23.36-23.55%	30.88-31.08%

Mid Cap Stock
Units	385,619	417,417	500,738	644,312	759,922
Unit value	$23.26	$17.35	$15.35	$16.56	$13.33
Deathclaim units	731	7	391	385	942
Deathclaim unit value	$17.70	$13.19	$11.65	$12.55	$10.09
Net assets	$9,244,853	$7,439,401	$7,891,444	$10,924,651	$10,330,453
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.37%	0.25%	0.05%	0.45%	0.57%
Total return (c)	34.02-34.22%	13.03-13.20%	(7.30)- (7.16)%	24.21-24.40%	37.58-37.78%

Mid Cap Index
Units	316,782	329,675	355,549	463,429	544,464
Unit value	$24.57	$18.69	$16.10	$16.65	$13.37
Deathclaim units	10	7	7	—	334
Deathclaim unit value	$19.44	$14.76	$12.70	$13.11	$10.51
Net assets	$7,855,971	$6,227,332	$5,805,698	$7,815,239	$7,363,940
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.90%	0.77%	0.80%	1.05%	1.91%
Total return (c)	31.47-31.67%	16.08-16.26%	(3.30)-(3.16)%	24.53-24.72%	35.20-35.40%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Partner Worldwide Allocation
Units	4,019,422	4,444,341	525,363	625,941	525,448
Unit value	$10.37	$9.01	$7.68	$8.83	$7.87
Deathclaim units	3,299	817	—	—	—
Deathclaim unit value	$10.45	$9.07	$7.72	$8.87	$7.89
Net assets	$42,870,560	$41,227,407	$4,033,652	$5,529,192	$4,137,013
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.03%	2.86%	1.83%	1.45%	2.06%
Total return (c)	15.04-15.21%	17.35-17.53%	(13.08)-(12.95)%	12.19-12.36%	30.23-30.42%

Partner All Cap
Units	457,579	508,969	604,049	721,384	875,612
Unit value	$15.91	$12.11	$10.67	$11.33	$9.85
Deathclaim units	—	—	—	403	372
Deathclaim unit value	$17.08	$12.98	$11.42	$12.11	$10.51
Net assets	$7,393,781	$6,257,448	$6,536,601	$8,298,432	$8,736,876
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.76%	0.45%	0.63%	0.71%	1.34%
Total return (c)	31.40-31.60%	13.47-13.65%	(5.86)-(5.72)%	15.07-15.24%	27.08-27.27%

Large Cap Growth
Units	3,558,618	3,967,595	4,546,901	5,318,785	6,261,023
Unit value	$82.71	$61.42	$52.11	$55.62	$50.79
Deathclaim units	35,049	18,838	29,971	40,623	62,487
Deathclaim unit value	$16.85	$12.49	$10.58	$11.28	$10.28
Net assets	$305,123,889	$252,837,814	$245,918,747	$306,797,881	$328,870,771
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.64%	1.11%	0.54%	0.56%	0.75%
Total return (c)	34.65-34.85%	17.86-18.04%	(6.31)-(6.17)%	9.52-9.68%	39.85-40.06%

Partner Growth Stock
Units	380,704	421,140	466,057	603,472	707,504
Unit value	$20.30	$14.78	$12.60	$12.93	$11.21
Deathclaim units	—	7	705	3,242	1,006
Deathclaim unit value	$18.93	$13.76	$11.71	$12.00	$10.39
Net assets	$7,834,620	$6,311,724	$5,964,034	$7,937,464	$8,023,731
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.03%	0.00%	0.00%	0.02%	0.31%
Total return (c)	37.33-37.53%	17.35-17.53%	(2.56)-(2.41)%	15.35-15.52%	41.60-41.82%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Large Cap Value
Units	1,644,843	1,772,633	2,178,275	2,685,115	3,186,158
Unit value	$17.78	$13.64	$11.73	$12.24	$10.99
Deathclaim units	3,648	584	1,165	2,984	1,568
Deathclaim unit value	$16.28	$12.47	$10.70	$11.15	$10.00
Net assets	$29,934,494	$24,758,366	$26,119,716	$33,551,240	$35,614,980
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.51%	1.72%	0.02%	1.30%	1.78%
Total return (c)	30.38-30.58%	16.28-16.45%	(4.14)-(4.00)%	11.38-11.55%	19.78-19.96%

Large Cap Stock
Units	868,701	856,981	1,050,692	1,331,774	1,650,308
Unit value	$15.04	$11.73	$10.32	$10.94	$9.98
Deathclaim units	1,584	811	2,295	2,309	836
Deathclaim unit value	$14.53	$11.32	$9.94	$10.52	$9.58
Net assets	$13,475,626	$10,380,914	$11,181,855	$14,967,952	$16,831,175
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.12%	1.03%	0.01%	0.70%	0.93%
Total return (c)	28.18-28.38%	13.64-13.81%	(5.62)-(5.48)%	9.61-9.77%	26.19-26.38%

Large Cap Index
Units	676,191	716,180	776,425	943,154	1,136,127
Unit value	$18.46	$14.16	$12.39	$12.32	$10.86
Deathclaim units	436	429	25	—	623
Deathclaim unit value	$16.51	$12.65	$11.05	$10.97	$9.66
Net assets	$12,634,434	$10,275,106	$9,780,132	$11,795,766	$12,487,291
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.65%	1.67%	1.66%	1.89%	3.12%
Total return (c)	30.36-30.56%	14.27-14.44%	0.60-0.75%	13.38-13.55%	24.82-25.01%

High Yield
Units	2,296,461	2,597,127	2,923,653	3,420,616	4,068,012
Unit value	$49.28	$46.61	$40.52	$39.13	$34.53
Deathclaim units	10,209	7,763	7,001	12,197	8,734
Deathclaim unit value	$18.02	$17.01	$14.77	$14.24	$12.55
Net assets	$117,786,969	$126,018,439	$123,507,324	$139,514,142	$145,776,327
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	6.38%	7.11%	7.73%	8.20%	9.14%
Total return (c)	5.74-5.90%	15.03-15.20%	3.56-3.71%	13.32-13.49%	41.92-42.13%

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

Subaccount	2013	2012	2011	2010	2009

Income
Units	2,309,225	2,667,545	3,098,807	3,705,433	4,394,057
Unit value	$42.37	$42.87	$39.05	$37.27	$33.78
Deathclaim units	12,868	15,258	10,303	20,789	38,968
Deathclaim unit value	$14.47	$14.62	$13.30	$12.67	$11.47
Net assets	$101,874,184	$119,138,164	$125,906,732	$143,580,330	$154,026,824
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	3.82%	3.83%	4.48%	5.04%	5.77%
Total return (c)	(1.16)-(1.01)%	9.77-9.94%	4.79-4.95%	10.33-10.50%	19.97-20.15%

Bond Index
Units	420,448	506,231	505,318	595,944	682,826
Unit value	$14.94	$15.49	$14.92	$13.94	$12.90
Deathclaim units	1,419	16	1,251	—	—
Deathclaim unit value	$13.34	$13.81	$13.29	$12.39	$11.45
Net assets	$6,425,872	$7,987,005	$7,718,947	$8,451,487	$8,907,401
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.96%	2.03%	2.83%	3.13%	3.98%
Total return (c)	(3.53)-(3.39)%	3.80-3.96%	7.03-7.19%	8.04-8.20%	7.29-7.45%

Limited Maturity Bond
Units	1,010,561	1,187,538	1,355,138	1,658,753	1,934,019
Unit value	$12.90	$12.98	$12.58	$12.61	$12.11
Deathclaim units	1,153	275	1,177	4,543	1,964
Deathclaim unit value	$12.00	$12.06	$11.67	$11.68	$11.20
Net assets	$13,627,704	$16,066,558	$17,778,147	$21,739,888	$24,083,695
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	1.54%	1.66%	2.24%	3.25%	4.14%
Total return (c)	(0.64)-(0.50)%	3.17-3.33%	(0.20)-(0.05)%	4.10-4.26%	12.79-12.96%

Money Market
Units	5,425,817	5,848,450	7,554,880	8,671,241	13,592,675
Unit value	$1.92	$1.94	$1.96	$1.98	$2.00
Deathclaim units	8,965	718	2,952	89,159	21,594
Deathclaim unit value	$1.06	$1.07	$1.08	$1.09	$1.10
Net assets	$10,796,735	$11,816,319	$15,365,514	$17,927,747	$27,999,740
Ratio of expenses to net assets (a)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.51%
Total return (c)	(1.09)-(0.95)%	(1.10)-(0.95)%	(1.09)-(0.94)%	(1.09)-(0.95)%	(0.67)-(0.52)%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(6) FINANCIAL HIGHLIGHTS - continued

(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period. The total return is calculated using accumulation unit values.

(7) SUBACCOUNT MERGER

A Special Meeting of Contractholders of the Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth and Thrivent Partner All Cap Value Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on August 2, 2013, and the Contractholders of each voted in favor of merging the Portfolios listed below effective August 16, 2013.

	The Target Portfolio	The Acquiring Portfolio
Merger 1	Thrivent Partner All Cap Growth	→ Thrivent Large Cap Stock Portfolio
Merger 2	Thrivent Partner All Cap Value	→ Thrivent Large Cap Stock Portfolio
Merger 3	Thrivent Partner Socially Responsible Stock	→ Thrivent Large Cap Stock Portfolio

The mergers were accomplished by tax free exchanges as detailed below:

	Net Assets as of August 16, 2013	Shares as of August 16, 2013
Target Portfolio (Merger 1)	$816,329	73,298
Target Portfolio (Merger 2)	$372,994	37,159
Target Portfolio (Merger 3)	$453,571	34,023
Acquiring Portfolio	$10,971,990	1,025,966

After Acquisition	$12,614,884	1,170,446

The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of August 15, 2013.

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner All Cap Growth	$(158,957)	$(5,529)	$263,050
Thrivent Partner All Cap Value	$(39,081)	$4,480	$76,001
Thrivent Partner Socially Responsible Stock	$(72,678)	$(1,203)	$124,209

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(7) SUBACCOUNT MERGER - continued

Assuming the acquisition had been completed on January 1, 2013 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2013, would have been as follows:

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Large Cap Stock Portfolio	$2,215,213	$(1,937)	$897,293

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 16, 2013.

Assuming the acquisition had been completed on January 1, 2012 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2012, would have been as follows:

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Large Cap Stock Portfolio	$1,422,694	$(26,785)	$222,689

A Special Meeting of Contractholders of the Thrivent Partner International Stock Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Socially Responsible Bond Portfolio and Thrivent Partner Utilities Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on July 13, 2012, and the Contractholders of each voted in favor of merging the Portfolios listed below effective July 27, 2012.

	The Target Portfolio	The Acquiring Portfolio
Merger 1	Thrivent Partner International Stock Portfolio	→ Thrivent Partner Worldwide Allocation Portfolio
Merger 2	Thrivent Mid Cap Growth Portfolio II	→ Thrivent Mid Cap Growth Portfolio
Merger 3	Thrivent Large Cap Growth Portfolio II	→ Thrivent Large Cap Growth Portfolio
Merger 4	Thrivent Partner Socially Responsible Bond Portfolio	→ Thrivent Income Portfolio

Merger 5	Thrivent Partner Utilities Portfolio	→ Thrivent Diversified Income Plus Portfolio

The mergers were accomplished by tax free exchanges as detailed below:

	Net Assets as of July 27, 2012
	Merger 1	Merger 2	Merger 3	Merger 4	Merger 5
Acquiring Portfolio	$3,903,907	$65,530,148	$250,020,028	$121,604,322	$10,436,796
Target Portfolio	$35,370,103	$1,777,900	$1,415,380	$799,273	$765,183
After Acquisition	$39,274,010	$67,308,048	$251,435,408	$122,403,595	$11,201,979

	Shares as of July 27, 2012
	Merger 1	Merger 2	Merger 3	Merger 4	Merger 5
Acquiring Portfolio	506,817	3,579,865	14,120,559	11,445,005	1,511,703
Target Portfolio	3,967,482	220,425	309,481	74,509	84,093
After Acquisition	4,474,299	3,800,290	14,430,040	11,519,514	1,595,795

TLIC Variable Annuity Account A

Notes to Financial Statements (continued)

(7) SUBACCOUNT MERGER - continued

The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of July 26, 2012.

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner International Stock Portfolio	$9,633,245	$1,527,385	$(9,850,027)
Thrivent Mid Cap Growth Portfolio II	$(54,160)	$(12,610)	$200,208
Thrivent Large Cap Growth Portfolio II	$574,811	$18,736	$(426,761)
Thrivent Partner Socially Responsible Bond Portfolio	$(16,417)	$3,828	$43,613
Thrivent Partner Utilities Portfolio	$(25,823)	$13,237	$73,082

Assuming the acquisition had been completed on January 1, 2012 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2012, would have been as follows:

	Appreciation	Income (loss)	Realized Gain
Thrivent Partner Worldwide Allocation Portfolio	$13,507,016	$1,874,389	$(9,518,953)
Thrivent Mid Cap Growth Portfolio	$4,607,858	$(620,031)	$3,453,949
Thrivent Large Cap Growth Portfolio	$42,045,205	$38,397	$463,988
Thrivent Income Portfolio	$6,643,535	$3,320,536	$1,473,496
Thrivent Diversified Income Plus Portfolio	$952,533	$269,301	$122,594

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 27, 2012.

PART C. OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)	Financial Statements

PART A:	None
PART B:	Financial Statements of Depositor.
Financial Statements of TLIC Variable Annuity Account A.

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Thrivent Life Insurance Company (“Depositor”) authorizing the establishment of TLIC Variable Annuity Account A (“Registrant”)	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
2	Not Applicable
3 (a)	Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”)	Post-Effective Amendment No. 28 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 2003
(b)	Form of Agreement between Thrivent Investment Management Inc. and Registered Representatives	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
4 (a)	Form of Contract	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
(b)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(c )	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(d)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
5	Contract Application Form	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
6 (a)	Articles of Incorporation of Depositor	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
(b)	Bylaws of Depositor	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998.
7	Not Applicable
8 (a)(i)	Master Services Agreement among Thrivent Life, and Thrivent Financial for Lutherans	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010

(a)(ii)	First Amendment to Master Services Agreement of January 1, 2006	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
(a)(iii)	Second Amendment to Master Services Agreement of January 1, 2006	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
(b)	Participation Agreement of Thrivent Life Insurance Company and the Fund	Post-Effective Amendment No. 31 to the registration statement of TLIC Variable Insurance Account A, Registration Statement No. 33-3243, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith
10	Consent of Independent Registered Public Accounting Firm-Ernst & Young LLP	Filed herewith
11	Not Applicable
12	Not Applicable
13	Power of Attorney forms for Bradford L. Hewitt, Karl D. Anderson, Karen L. Larson, Susan Oberman Smith, Paul B. Zastrow	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
14	Description of Offers to Exchange Variable Annuity Contracts	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010

Item 25.     Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Bradford L. Hewitt	President, Chairman and Director
Karl D. Anderson	Director and Vice President, Products
Karen L. Larson	Director
Susan Oberman Smith	Director, Vice President and Actuary
Paul B. Zastrow	Director, Vice President and Treasurer
Russell W. Swansen	Senior Vice President and Chief Investment Officer
James A. Thomsen	Senior Vice President
James M. Odland	Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary
Susan C. Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
Mark L. Simenstad	Vice President
Mark O. Swenson	Vice President
Kelly J.R. Bretz	Director, Pricing and Financial Evaluation
David J. Christianson	Director, Inforce Product Management and Contract Forms
Daniel L. Theobald	Director, Protection Product Management
Rodney D. Bacon	Assistant Treasurer
Joseph E. Barnes	Assistant Treasurer
Cynthia J. Nigbur	Assistant Secretary
Kathleen M. Koelling 4321 N. Ballard Road Appleton, WI 54919	Privacy Officer and Anti-Money Laundering Officer
Steven H. C. Lee	Senior Portfolio Manager

Item 26.     Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 1984 pursuant to the laws of the State of Minnesota. The Depositor is a stock life insurance company organized under the laws of the State of Minnesota. The Depositor is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), which is a fraternal benefit society organized under the laws of the State of Wisconsin. Thrivent Financial has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation

Wisconsin
Thrivent Financial	Fraternal benefit society offering financial services and products

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware

Thrivent White Rose Fund V Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund V Fund of Funds, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VI Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund VI Fund of Funds, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VII Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund VII Fund of Funds, L.P. [3]	Private equity fund	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc., and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. Thrivent Financial Holdings, Inc., and TLIC own respectively 80% and 20% of TAM’s membership interests.

[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.

[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.

[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.

The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.     Thrivent Variable Life Account I

2.     Thrivent Variable Insurance Account A

3.     Thrivent Variable Annuity Account I

4.     Thrivent Variable Annuity Account II

5.     Thrivent Variable Annuity Account A

6.     Thrivent Variable Annuity Account B

7.     TLIC Variable Insurance Account A

8.     TLIC Variable Insurance Account B

9.     TLIC Variable Annuity Account A

Item 27.     Number of Contract Owners

There were 23,921 qualified and 11,222 non-qualified contracts at March 31, 2014.

Item 28.     Indemnification

Section 4.01 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Article X of the Fund’s Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Funds, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Thrivent Financial contain provisions in which the Funds and Thrivent Financial mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, Thrivent Financial, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, Thrivent Financial, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

a.	Other Activity. Thrivent Investment Management Inc. is the principal underwriter of the contracts.

b.	Management. The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
James A. Thomsen	Director and Senior Vice President
Randall L. Boushek	Director
Knut A. Olson 4321 North Ballard Road Appleton, WI 54919	Director and Senior Vice President
Michael J. Fuehrmeyer 4321 North Ballard Road Appleton, WI 54919	Vice President
Michael J. Haglin	Vice President
Susan C. Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
Nikki L. Sorum	Vice President
Erik J. Grinde	Assistant Vice President
David J. Kloster	Assistant Vice President
Jennifer J. Pope 4321 North Ballard Road Appleton, WI 54919	Assistant Vice President

Carolyn A. Tuohy	Chief Legal Officer and Secretary
Andrea C. Golis	Chief Compliance Officer
Jody L. Bancroft 4321 North Ballard Road Appleton, WI 54919	Director, Investment Field Operations
Kurt S. Tureson	Director of Affiliate Finance, CFO, and Treasurer
Cynthia J. Nigbur	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Director, Service Operations

c.	Compensation for Registrant. Not Applicable.

Item 30.     Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415; and 4321 North Ballard Road, Appleton, Wisconsin 54919-0001.

Item 31.     Management Services

Not Applicable.

Item 32.     Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Thrivent Life Insurance Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of April, 2014.

TLIC VARIABLE ANNUITY ACCOUNT A
(Registrant)

By THRIVENT LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Bradford L. Hewitt
Bradford L. Hewitt
President, Chief Executive Officer and Director
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of April, 2014.

/s/ Bradford L. Hewitt	President, Chief Executive Officer and Director
Bradford L. Hewitt	(Chief Executive Officer)

/s/ Paul B. Zastrow	Director, Vice President and Treasurer
Paul B. Zastrow	(Principal Financial Officer and Principal Accounting Officer)

A Majority of the Board of Directors.*

Karl D. Anderson

Bradford L. Hewitt

Karen L. Larson

Susan Oberman Smith

Paul B. Zastrow

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Life Insurance Company pursuant to a power of attorney duly executed by such persons filed herewith.

/s/ James M. Odland	April 24, 2014
James M. Odland
Attorney-in-Fact

INDEX TO EXHIBITS

TLIC VARIABLE ANNUITY ACCOUNT A

The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 (b) of Part C for exhibits not listed below.

EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP